Quarterly Holdings Report
for
Fidelity Flex® Funds
Fidelity Flex® International Index Fund
January 31, 2025
ZEI-NPRT1-0425
1.9881633.107
Common Stocks - 96.9%
	Shares	Value ($)
AUSTRALIA - 4.5%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Telstra Group Ltd	415,934	1,015,457
Interactive Media & Services - 0.1%
CAR Group Ltd	38,289	954,139
REA Group Ltd	5,336	818,427
SEEK Ltd	36,858	518,215
		2,290,781
TOTAL COMMUNICATION SERVICES		3,306,238

Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Wesfarmers Ltd	116,478	5,486,627
Hotels, Restaurants & Leisure - 0.1%
Aristocrat Leisure Ltd	58,211	2,706,791
Lottery Corp/The	225,289	700,385
		3,407,176
TOTAL CONSUMER DISCRETIONARY		8,893,803

Consumer Staples - 0.2%
Beverages - 0.0%
Treasury Wine Estates Ltd	82,177	545,162
Consumer Staples Distribution & Retail - 0.2%
Coles Group Ltd	137,805	1,661,098
Endeavour Group Ltd/Australia	158,397	413,177
Woolworths Group Ltd	125,573	2,360,963
		4,435,238
TOTAL CONSUMER STAPLES		4,980,400

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Santos Ltd	334,728	1,449,358
Woodside Energy Group Ltd	195,138	2,974,057
		4,423,415
Financials - 1.8%
Banks - 1.4%
ANZ Group Holdings Ltd	305,782	5,774,260
Commonwealth Bank of Australia	171,868	16,960,321
National Australia Bank Ltd	315,625	7,777,522
Westpac Banking Corp	352,992	7,324,175
		37,836,278
Capital Markets - 0.2%
ASX Ltd	19,702	772,505
Macquarie Group Ltd	37,197	5,502,649
Magellan Financial Group Ltd warrants 4/16/2027 (b)	50	3
		6,275,157
Financial Services - 0.0%
Washington H Soul Pattinson & Co Ltd	25,169	531,056
Insurance - 0.2%
Insurance Australia Group Ltd	244,576	1,387,053
Medibank Pvt Ltd	279,549	689,288
QBE Insurance Group Ltd	154,954	2,000,110
Suncorp Group Ltd	131,202	1,682,145
		5,758,596
TOTAL FINANCIALS		50,401,087

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Cochlear Ltd	6,743	1,327,169
Health Care Providers & Services - 0.0%
Ramsay Health Care Ltd	19,245	399,789
Sonic Healthcare Ltd	46,330	813,914
		1,213,703
Health Care Technology - 0.0%
Pro Medicus Ltd	5,917	1,012,610
TOTAL HEALTH CARE		3,553,482

Industrials - 0.2%
Commercial Services & Supplies - 0.1%
Brambles Ltd	143,109	1,748,862
Passenger Airlines - 0.0%
Qantas Airways Ltd (b)	79,353	459,840
Professional Services - 0.0%
Computershare Ltd	54,543	1,185,659
Trading Companies & Distributors - 0.0%
Reece Ltd	23,646	346,414
SGH Ltd	21,113	622,901
		969,315
Transportation Infrastructure - 0.1%
Transurban Group unit	318,603	2,624,359
TOTAL INDUSTRIALS		6,988,035

Information Technology - 0.0%
Software - 0.0%
WiseTech Global Ltd	18,911	1,431,615
Materials - 1.2%
Chemicals - 0.0%
Orica Ltd	50,597	548,472
Metals & Mining - 1.2%
BHP Group Ltd	520,886	12,792,798
BlueScope Steel Ltd	44,744	584,280
Fortescue Ltd	174,022	2,038,037
Glencore PLC	1,064,344	4,598,445
Mineral Resources Ltd	18,245	389,229
Northern Star Resources Ltd	118,403	1,253,145
Rio Tinto Ltd	38,088	2,743,134
Rio Tinto PLC	115,674	6,966,110
South32 Ltd	466,718	958,335
		32,323,513
TOTAL MATERIALS		32,871,985

Real Estate - 0.3%
Diversified REITs - 0.1%
GPT Group/The unit	195,001	553,578
Mirvac Group unit	411,995	498,399
Stockland unit	242,415	767,972
		1,819,949
Industrial REITs - 0.1%
Goodman Group unit	176,761	3,941,799
Retail REITs - 0.1%
Scentre Group unit	535,719	1,212,371
Vicinity Ltd unit	400,228	542,418
		1,754,789
TOTAL REAL ESTATE		7,516,537

Utilities - 0.1%
Electric Utilities - 0.1%
Origin Energy Ltd	177,077	1,142,036
Gas Utilities - 0.0%
Apa Group unit	131,433	554,284
TOTAL UTILITIES		1,696,320

TOTAL AUSTRALIA		126,062,917
AUSTRIA - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OMV AG	15,167	627,482
Financials - 0.1%
Banks - 0.1%
Erste Group Bank AG	34,563	2,131,260
Materials - 0.0%
Paper & Forest Products - 0.0%
Mondi PLC	42,415	663,954
Mondi PLC (South Africa)	2,383	36,943
		700,897
Utilities - 0.0%
Electric Utilities - 0.0%
Verbund AG Class A	7,001	538,176
TOTAL AUSTRIA		3,997,815
BELGIUM - 0.5%
Consumer Discretionary - 0.0%
Distributors - 0.0%
D'ieteren Group	2,210	372,327
Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev SA/NV	92,100	4,538,356
Food Products - 0.0%
Lotus Bakeries NV	42	448,779
TOTAL CONSUMER STAPLES		4,987,135

Financials - 0.1%
Banks - 0.1%
KBC Group NV	23,544	1,815,721
Financial Services - 0.0%
Groupe Bruxelles Lambert NV	8,541	595,421
Sofina SA	1,528	382,972
		978,393
Insurance - 0.0%
Ageas SA/NV	16,482	851,843
TOTAL FINANCIALS		3,645,957

Health Care - 0.1%
Pharmaceuticals - 0.1%
UCB SA	12,992	2,536,541
Materials - 0.0%
Chemicals - 0.0%
Syensqo SA	7,656	607,589
Real Estate - 0.0%
Industrial REITs - 0.0%
Warehouses De Pauw CVA	18,051	389,503
Utilities - 0.0%
Electric Utilities - 0.0%
Elia Group SA/NV	2,953	199,889
TOTAL BELGIUM		12,738,941
BRAZIL - 1.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Brasil SA	43,200	383,430
Wireless Telecommunication Services - 0.0%
TIM SA/Brazil	89,200	238,261
TOTAL COMMUNICATION SERVICES		621,691

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Vibra Energia SA	105,078	303,149
Consumer Staples - 0.1%
Beverages - 0.1%
Ambev SA	484,800	920,813
Consumer Staples Distribution & Retail - 0.0%
Raia Drogasil SA	134,424	485,109
Food Products - 0.0%
BRF SA	50,200	188,034
Personal Care Products - 0.0%
Natura & Co Holding SA	90,793	196,064
TOTAL CONSUMER STAPLES		1,790,020

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Cosan SA	131,408	174,040
Petroleo Brasileiro SA	448,300	2,891,219
Petroleo Brasileiro SA	392,444	2,796,912
PRIO SA/Brazil (b)	83,400	584,965
Ultrapar Participacoes SA	71,700	202,927
		6,650,063
Financials - 0.6%
Banks - 0.5%
Banco Bradesco SA	153,968	290,334
Banco Bradesco SA	556,695	1,151,675
Banco do Brasil SA	173,000	819,404
Inter & Co Inc Class A (c)	23,076	120,687
Itau Unibanco Holding SA	498,050	2,881,404
Itausa SA	578,699	943,695
NU Holdings Ltd/Cayman Islands Class A (b)	302,701	4,007,762
		10,214,961
Capital Markets - 0.1%
B3 SA - Brasil Bolsa Balcao	551,500	1,055,995
Banco BTG Pactual SA unit	120,300	670,455
XP Inc Class A	38,638	527,408
		2,253,858
Financial Services - 0.0%
StoneCo Ltd Class A (b)	24,541	225,041
Insurance - 0.0%
BB Seguridade Participacoes SA	69,400	457,675
Caixa Seguridade Participacoes S/A	63,200	158,756
		616,431
TOTAL FINANCIALS		13,310,291

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Hapvida Participacoes e Investimentos S/A (b)(d)(e)	508,273	210,474
Rede D'Or Sao Luiz SA (d)(e)	83,261	398,208
		608,682
Pharmaceuticals - 0.0%
Hypera SA	39,000	121,990
TOTAL HEALTH CARE		730,672

Industrials - 0.1%
Aerospace & Defense - 0.0%
Embraer SA (b)	72,500	740,625
Electrical Equipment - 0.1%
WEG SA	172,360	1,623,309
Ground Transportation - 0.0%
Localiza Rent a Car SA	93,411	493,425
Rumo SA	133,800	421,269
		914,694
Transportation Infrastructure - 0.0%
CCR SA	98,800	189,855
TOTAL INDUSTRIALS		3,468,483

Information Technology - 0.0%
Software - 0.0%
TOTVS SA	58,100	338,616
Materials - 0.3%
Chemicals - 0.0%
Yara International ASA	17,124	512,871
Containers & Packaging - 0.0%
Klabin SA unit	81,980	314,787
Metals & Mining - 0.3%
Cia Siderurgica Nacional SA	68,100	105,924
Gerdau SA	143,546	422,971
Vale SA	349,526	3,239,846
Wheaton Precious Metals Corp	46,667	2,911,731
		6,680,472
Paper & Forest Products - 0.0%
Suzano SA	71,522	763,311
TOTAL MATERIALS		8,271,441

Utilities - 0.1%
Electric Utilities - 0.1%
Centrais Eletricas Brasileiras SA	120,300	742,914
Centrais Eletricas Brasileiras SA Series B	26,655	181,074
Cia Energetica de Minas Gerais	189,786	355,927
Cia Paranaense de Energia - Copel Series B	118,600	196,853
CPFL Energia SA	21,300	125,306
Energisa S/A unit	25,000	169,660
Equatorial Energia SA	124,552	642,575
Equatorial Energia SA rights 2/13/2025 (b)	407	331
		2,414,640
Independent Power and Renewable Electricity Producers - 0.0%
Engie Brasil Energia SA	21,950	138,219
Water Utilities - 0.0%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	48,400	783,222
TOTAL UTILITIES		3,336,081

TOTAL BRAZIL		38,820,507
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Endeavour Mining PLC (United Kingdom)	18,625	379,419
CANADA - 7.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
BCE Inc	7,407	176,390
Quebecor Inc Class B	15,694	348,360
TELUS Corp	51,110	741,321
		1,266,071
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc Class B	36,803	1,010,889
TOTAL COMMUNICATION SERVICES		2,276,960

Consumer Discretionary - 0.3%
Automobile Components - 0.0%
Magna International Inc	28,117	1,114,736
Broadline Retail - 0.2%
Canadian Tire Corp Ltd Class A	5,386	606,363
Dollarama Inc	28,846	2,729,687
		3,336,050
Hotels, Restaurants & Leisure - 0.1%
Restaurant Brands International Inc	28,725	1,766,172
Restaurant Brands International Inc (United States)	2,900	178,466
		1,944,638
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	14,577	751,743
TOTAL CONSUMER DISCRETIONARY		7,147,167

Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
Alimentation Couche-Tard Inc	77,897	4,113,665
Empire Co Ltd Class A	13,855	407,447
George Weston Ltd	6,072	938,573
Loblaw Cos Ltd	15,588	1,951,838
Metro Inc/CN	21,814	1,363,009
		8,774,532
Food Products - 0.0%
Saputo Inc	25,939	431,023
TOTAL CONSUMER STAPLES		9,205,555

Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
ARC Resources Ltd	61,133	1,046,961
Cameco Corp	44,775	2,214,181
Canadian Natural Resources Ltd	217,222	6,598,790
Cenovus Energy Inc	141,238	2,042,745
Enbridge Inc	223,538	9,666,882
Imperial Oil Ltd	18,866	1,254,878
Keyera Corp	23,443	665,214
MEG Energy Corp	27,455	450,168
Parkland Corp	14,663	326,382
Pembina Pipeline Corp	59,812	2,158,969
Suncor Energy Inc	129,686	4,865,846
TC Energy Corp	106,668	4,806,610
Tourmaline Oil Corp	36,351	1,656,036
		37,753,662
Financials - 2.9%
Banks - 1.8%
Bank of Montreal	74,873	7,412,342
Bank of Nova Scotia/The	126,990	6,497,386
Canadian Imperial Bank of Commerce	96,800	6,097,664
National Bank of Canada	34,966	3,103,357
Royal Bank of Canada	145,136	17,693,740
Toronto Dominion Bank	179,511	10,240,656
		51,045,145
Capital Markets - 0.4%
Brookfield Asset Management Ltd Class A	36,526	2,186,006
Brookfield Corp Class A	140,422	8,585,612
IGM Financial Inc	8,261	265,050
Onex Corp Subordinate Voting Shares	6,535	501,226
TMX Group Ltd	28,746	889,665
		12,427,559
Insurance - 0.7%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	2,123	2,857,632
Great-West Lifeco Inc	28,645	926,156
iA Financial Corp Inc	9,678	893,718
Intact Financial Corp	18,309	3,252,120
Manulife Financial Corp	180,605	5,400,690
Power Corp of Canada Subordinate Voting Shares	57,914	1,755,332
Sun Life Financial Inc	59,298	3,419,524
		18,505,172
TOTAL FINANCIALS		81,977,876

Industrials - 0.9%
Aerospace & Defense - 0.0%
CAE Inc (b)	32,864	774,933
Commercial Services & Supplies - 0.1%
Element Fleet Management Corp	41,732	819,794
RB Global Inc	18,941	1,694,841
		2,514,635
Construction & Engineering - 0.1%
Stantec Inc	11,755	909,681
WSP Global Inc	13,380	2,270,554
		3,180,235
Ground Transportation - 0.6%
Canadian National Railway Co	54,955	5,740,715
Canadian Pacific Kansas City Ltd	95,862	7,618,304
TFI International Inc	8,304	1,094,401
		14,453,420
Passenger Airlines - 0.0%
Air Canada (b)	18,322	247,218
Professional Services - 0.1%
Thomson Reuters Corp	16,066	2,699,831
Trading Companies & Distributors - 0.0%
Toromont Industries Ltd	8,469	675,317
TOTAL INDUSTRIALS		24,545,589

Information Technology - 0.9%
IT Services - 0.6%
CGI Inc Class A	20,921	2,466,299
Shopify Inc Class A (b)	124,546	14,534,866
		17,001,165
Software - 0.3%
Constellation Software Inc/Canada	2,068	6,763,165
Constellation Software Inc/Canada warrants 3/31/2040 (b)(f)	1,367	0
Descartes Systems Group Inc/The (b)	8,855	1,024,995
Open Text Corp	26,948	792,855
		8,581,015
TOTAL INFORMATION TECHNOLOGY		25,582,180

Materials - 0.7%
Chemicals - 0.1%
Nutrien Ltd	50,847	2,624,305
Containers & Packaging - 0.0%
CCL Industries Inc Class B	15,187	754,360
Metals & Mining - 0.6%
Agnico Eagle Mines Ltd/CA	51,528	4,789,213
Barrick Gold Corp	180,409	2,949,405
Franco-Nevada Corp	19,782	2,689,187
Kinross Gold Corp	126,766	1,427,846
Pan American Silver Corp	36,770	852,868
Teck Resources Ltd Class B	46,854	1,914,007
		14,622,526
Paper & Forest Products - 0.0%
West Fraser Timber Co Ltd	5,538	480,162
TOTAL MATERIALS		18,481,353

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
FirstService Corp Subordinate Voting Shares	4,115	748,365
Residential REITs - 0.0%
Canadian Apartment Properties REIT	8,158	227,391
TOTAL REAL ESTATE		975,756

Utilities - 0.2%
Electric Utilities - 0.2%
Emera Inc	29,724	1,129,363
Fortis Inc/Canada	50,804	2,163,806
Hydro One Ltd (d)(e)	33,746	1,049,984
		4,343,153
Gas Utilities - 0.0%
AltaGas Ltd	30,199	696,924
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp	13,793	367,472
Multi-Utilities - 0.0%
Canadian Utilities Ltd Class A	13,787	322,061
TOTAL UTILITIES		5,729,610

TOTAL CANADA		213,675,708
CHILE - 0.2%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Falabella SA	90,669	343,857
Specialty Retail - 0.0%
Empresas Copec SA	38,532	257,770
TOTAL CONSUMER DISCRETIONARY		601,627

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Cencosud SA	133,574	340,437
Financials - 0.0%
Banks - 0.0%
Banco de Chile	4,625,095	573,080
Banco de Credito e Inversiones SA	9,096	278,239
Banco Santander Chile	6,899,996	356,642
		1,207,961
Industrials - 0.0%
Passenger Airlines - 0.0%
Latam Airlines Group SA	14,856,817	225,071
Materials - 0.2%
Chemicals - 0.0%
Sociedad Quimica y Minera de Chile SA Class B	14,752	582,771
Metals & Mining - 0.2%
Antofagasta PLC	39,861	852,559
Lundin Mining Corp	74,410	587,764
		1,440,323
Paper & Forest Products - 0.0%
Empresas Cmpc SA	117,741	200,936
TOTAL MATERIALS		2,224,030

Utilities - 0.0%
Electric Utilities - 0.0%
Enel Americas SA	2,232,450	200,873
Enel Chile SA	2,910,080	172,961
		373,834
TOTAL CHILE		4,972,960
CHINA - 8.2%
Communication Services - 1.7%
Diversified Telecommunication Services - 0.0%
China Tower Corp Ltd H Shares (d)(e)	4,490,000	645,388
Entertainment - 0.2%
37 Interactive Entertainment Network Technology Group Co Ltd A Shares (China)	13,600	28,072
China Ruyi Holdings Ltd (b)	640,000	204,520
Kingsoft Corp Ltd	95,400	478,720
Mango Excellent Media Co Ltd A Shares (China)	10,000	38,470
Netease Inc	198,790	4,086,168
Tencent Music Entertainment Group Class A ADR	77,564	929,217
		5,765,167
Interactive Media & Services - 1.5%
Autohome Inc Class A ADR	7,078	198,326
Baidu Inc A Shares (b)	234,892	2,655,802
Bilibili Inc Z Shares (b)	23,566	395,217
Kanzhun Ltd ADR (b)	27,571	397,298
Kuaishou Technology B Shares (b)(d)(e)	276,100	1,491,781
Kunlun Tech Co Ltd A Shares (China)	7,700	39,434
Tencent Holdings Ltd	667,200	35,104,874
		40,282,732
Media - 0.0%
China Literature Ltd (b)(d)(e)	39,800	133,316
Focus Media Information Technology Co Ltd A Shares (China)	96,200	87,782
Jiangsu Phoenix Publishing & Media Corp Ltd A Shares (China)	13,500	21,022
		242,120
Wireless Telecommunication Services - 0.0%
China United Network Communications Ltd A Shares (China)	192,000	129,764
TOTAL COMMUNICATION SERVICES		47,065,171

Consumer Discretionary - 2.8%
Automobile Components - 0.0%
Bethel Automotive Safety Systems Co Ltd A Shares (China)	3,980	25,171
Changzhou Xingyu Automotive Lighting Systems Co Ltd A Shares (China)	2,000	36,393
Fuyao Glass Industry Group Co Ltd A Shares (China)	10,100	83,321
Fuyao Glass Industry Group Co Ltd H Shares (d)(e)	64,400	433,912
Huayu Automotive Systems Co Ltd A Shares (China)	17,200	39,951
Huizhou Desay Sv Automotive Co Ltd A Shares (China)	3,100	46,550
Ningbo Tuopu Group Co Ltd A Shares (China)	9,555	86,803
Sailun Group Co Ltd A Shares (China)	18,400	38,974
Shandong Linglong Tyre Co Ltd A Shares (China)	7,300	18,282
Zhejiang Wanfeng Auto Wheel Co Ltd A Shares (China)	12,100	28,435
		837,792
Automobiles - 0.4%
Anhui Jianghuai Automobile Group Corp Ltd A Shares (China)	12,200	68,957
BAIC BluePark New Energy Technology Co Ltd A Shares (China) (b)	34,900	38,345
BYD Co Ltd A Shares (China)	12,800	486,810
BYD Co Ltd H Shares	105,500	3,707,309
Chongqing Changan Automobile Co Ltd A Shares (China)	46,588	80,949
Geely Automobile Holdings Ltd	624,000	1,145,189
Great Wall Motor Co Ltd A Shares (China)	19,300	66,455
Great Wall Motor Co Ltd H Shares	229,000	372,071
Guangzhou Automobile Group Company Ltd A Shares (China)	37,700	44,877
Li Auto Inc A Shares (b)	127,198	1,497,111
NIO Inc A Shares (b)	147,444	638,027
SAIC Motor Corp Ltd A Shares (China)	46,900	111,230
Seres Group Co Ltd A Shares (China)	10,400	191,708
XPeng Inc A Shares (b)	127,902	972,037
Yadea Group Holdings Ltd (d)(e)	126,993	209,919
Zhejiang Leapmotor Technology Co Ltd H Shares (b)(d)(e)	51,400	212,740
		9,843,734
Broadline Retail - 1.5%
Alibaba Group Holding Ltd	1,673,144	20,523,596
JD.com Inc A Shares	253,923	5,165,002
MINISO Group Holding Ltd A Shares	38,312	220,716
PDD Holdings Inc Class A ADR (b)	71,339	7,983,547
Prosus NV Class N	140,413	5,363,432
Vipshop Holdings Ltd Class A ADR	35,498	510,106
		39,766,399
Distributors - 0.0%
Zhejiang China Commodities City Group Co Ltd A Shares (China)	32,700	58,222
Diversified Consumer Services - 0.0%
New Oriental Education & Technology Group Inc	151,790	739,388
TAL Education Group Class A ADR (b)	41,923	512,718
		1,252,106
Hotels, Restaurants & Leisure - 0.7%
H World Group Ltd ADR	20,655	663,852
Haidilao International Holding Ltd (d)(e)	175,000	325,659
Meituan B Shares (b)(d)(e)	508,780	9,683,385
Tongcheng Travel Holdings Ltd (d)	130,800	328,347
TravelSky Technology Ltd H Shares	87,000	106,853
Trip.com Group Ltd (b)	63,600	4,466,891
Yum China Holdings Inc	39,372	1,820,955
		17,395,942
Household Durables - 0.1%
Beijing Roborock Technology Co Ltd A Shares (China)	1,022	32,431
Ecovacs Robotics Co Ltd A Shares (China)	3,500	20,691
Gree Electric Appliances Inc of Zhuhai A Shares (China)	18,100	112,473
Haier Smart Home Co Ltd A Shares (China)	33,800	129,799
Haier Smart Home Co Ltd H Shares	256,400	848,059
Hangzhou GreatStar Industrial Co Ltd A Shares (China)	6,600	29,390
Hisense Home Appliances Group Co Ltd A Shares (China)	10,900	47,936
Hisense Home Appliances Group Co Ltd H Shares	28,000	97,024
Midea Group Co Ltd A Shares (China)	17,000	173,772
Midea Group Co Ltd H Shares	36,600	351,819
Oppein Home Group Inc A Shares (China)	2,560	23,172
Zhejiang Supor Co Ltd A Shares (China)	3,000	22,021
		1,888,587
Specialty Retail - 0.0%
China Tourism Group Duty Free Corp Ltd A Shares (China)	12,300	103,656
Chow Tai Fook Jewellery Group Ltd	204,600	184,069
HLA Group Corp Ltd A Shares (China)	26,800	32,558
Pop Mart International Group Ltd (d)(e)	54,200	653,858
Zhongsheng Group Holdings Ltd	82,500	130,020
		1,104,161
Textiles, Apparel & Luxury Goods - 0.1%
ANTA Sports Products Ltd	131,600	1,394,215
Bosideng International Holdings Ltd	406,000	195,394
Li Ning Co Ltd	239,000	491,380
Shenzhou International Group Holdings Ltd	85,800	645,821
		2,726,810
TOTAL CONSUMER DISCRETIONARY		74,873,753

Consumer Staples - 0.3%
Beverages - 0.2%
Anhui Gujing Distillery Co Ltd A Shares (China)	2,200	50,669
Anhui Gujing Distillery Co Ltd B Shares	12,300	178,662
Anhui Yingjia Distillery Co Ltd A Shares (China)	3,600	27,864
Beijing Yanjing Brewery Co Ltd A Shares (China)	15,300	23,978
China Resources Beer Holdings Co Ltd	168,500	510,850
Chongqing Brewery Co Ltd A Shares (China)	2,800	21,467
Eastroc Beverage Group Co Ltd A Shares (China)	2,410	80,901
Jiangsu King's Luck Brewery JSC Ltd A Shares (China)	8,500	51,194
Jiangsu Yanghe Distillery Co Ltd A Shares (China)	9,100	98,770
Kweichow Moutai Co Ltd A Shares (China)	8,200	1,632,137
Luzhou Laojiao Co Ltd A Shares (China)	9,400	150,796
Nongfu Spring Co Ltd H Shares (d)(e)	207,800	974,742
Shanxi Xinghuacun Fen Wine Factory Co Ltd A Shares (China)	7,660	182,928
Tsingtao Brewery Co Ltd A Shares (China)	4,600	44,306
Tsingtao Brewery Co Ltd H Shares	64,000	392,613
Wuliangye Yibin Co Ltd A Shares (China)	24,400	431,092
		4,852,969
Consumer Staples Distribution & Retail - 0.0%
Alibaba Health Information Technology Ltd (b)	576,000	266,862
JD Health International Inc (b)(d)(e)	116,000	477,137
Yifeng Pharmacy Chain Co Ltd A Shares (China)	6,432	20,304
		764,303
Food Products - 0.1%
Angel Yeast Co Ltd A Shares (China)	4,600	22,018
Anjoy Foods Group Co Ltd A Shares (China)	1,600	16,712
China Feihe Ltd (d)(e)	358,000	244,888
China Mengniu Dairy Co Ltd	327,000	649,644
Foshan Haitian Flavouring & Food Co Ltd A Shares (China)	29,092	165,377
Guangdong Haid Group Co Ltd A Shares (China)	9,100	62,549
Hebei Yangyuan Zhihui Beverage Co Ltd A Shares (China)	7,800	23,782
Heilongjiang Agriculture Co Ltd A Shares (China)	10,400	20,464
Henan Shuanghui Investment & Development Co Ltd A Shares (China)	22,800	82,998
Inner Mongolia Yili Industrial Group Co Ltd A Shares (China)	40,600	156,711
Muyuan Foods Co Ltd A Shares (China)	32,540	167,713
New Hope Liuhe Co Ltd A Shares (China) (b)	22,500	27,051
Tingyi Cayman Islands Holding Corp	206,000	313,551
Want Want China Holdings Ltd	475,000	288,954
Wens Foodstuff Group Co Ltd A Shares (China)	45,860	102,371
Wilmar International Ltd	195,600	447,154
Yihai Kerry Arawana Holdings Co Ltd A Shares (China)	9,200	39,037
		2,830,974
Personal Care Products - 0.0%
Bloomage Biotechnology Corp Ltd A Shares (China)	2,867	19,206
Giant Biogene Holding Co ltd (d)(e)	30,600	227,382
Hengan International Group Co Ltd	64,000	174,951
		421,539
Tobacco - 0.0%
Smoore International Holdings Ltd (d)(e)	192,000	309,491
TOTAL CONSUMER STAPLES		9,179,276

Energy - 0.2%
Energy Equipment & Services - 0.0%
China Oilfield Services Ltd H Shares	194,000	174,533
CNOOC Energy Technology & Services Ltd A Shares (China)	33,900	19,648
Yantai Jereh Oilfield Services Group Co Ltd A Shares (China)	5,300	30,406
		224,587
Oil, Gas & Consumable Fuels - 0.2%
China Coal Energy Co Ltd H Shares	206,000	236,353
China Merchants Energy Shipping Co Ltd A Shares (China)	45,200	43,279
China Petroleum & Chemical Corp A Shares (China)	183,700	154,425
China Petroleum & Chemical Corp H Shares	2,536,000	1,392,995
China Shenhua Energy Co Ltd A Shares (China)	38,900	214,744
China Shenhua Energy Co Ltd H Shares	350,500	1,410,205
COSCO SHIPPING Energy Transportation Co Ltd A Shares (China)	62,000	105,855
COSCO SHIPPING Energy Transportation Co Ltd H Shares	48,000	43,861
Guanghui Energy Co Ltd A Shares (China)	36,200	30,461
Inner Mongolia Dian Tou Energy Corp Ltd A Shares (China)	12,300	34,401
Inner Mongolia Yitai Coal Co Ltd B Shares	103,700	215,384
PetroChina Co Ltd A Shares (China)	112,700	128,897
PetroChina Co Ltd H Shares	2,204,000	1,694,319
Pingdingshan Tianan Coal Mining Co Ltd A Shares (China)	12,400	15,458
Shaanxi Coal Industry Co Ltd A Shares (China)	66,000	198,102
Shan Xi Hua Yang Group New Energy Co Ltd A Shares (China)	19,300	18,057
Shanxi Coking Coal Energy Group Co Ltd A Shares (China)	42,730	43,736
Shanxi Lu'an Environmental Energy Development Co Ltd A Shares (China)	16,400	28,501
Yankuang Energy Group Co Ltd A Shares (China)	29,565	54,941
Yankuang Energy Group Co Ltd H Shares	350,200	369,890
		6,433,864
TOTAL ENERGY		6,658,451

Financials - 1.5%
Banks - 1.1%
Agricultural Bank of China Ltd A Shares (China)	503,900	359,043
Agricultural Bank of China Ltd H Shares	2,868,000	1,575,359
Bank of Beijing Co Ltd A Shares (China)	132,900	109,944
Bank of Changsha Co Ltd A Shares (China)	20,100	25,636
Bank of Chengdu Co Ltd A Shares (China)	25,500	60,589
Bank of China Ltd A Shares (China)	433,700	326,300
Bank of China Ltd H Shares	6,970,000	3,595,965
Bank of Communications Co Ltd A Shares (China)	196,900	197,218
Bank of Communications Co Ltd H Shares	957,000	772,537
Bank of Hangzhou Co Ltd A Shares (China)	39,000	79,584
Bank of Jiangsu Co Ltd A Shares (China)	115,760	158,823
Bank of Nanjing Co Ltd A Shares (China)	56,700	83,660
Bank of Ningbo Co Ltd A Shares (China)	37,780	137,880
Bank of Shanghai Co Ltd A Shares (China)	92,218	118,434
Bank of Suzhou Co Ltd A Shares (China)	30,100	32,989
BOC Hong Kong Holdings Ltd	379,500	1,229,787
China CITIC Bank Corp Ltd A Shares (China)	79,900	73,378
China CITIC Bank Corp Ltd H Shares	805,000	574,417
China Construction Bank Corp A Shares (China)	400,600	472,263
China Construction Bank Corp H Shares	9,389,000	7,639,973
China Everbright Bank Co Ltd A Shares (China)	99,400	53,194
China Everbright Bank Co Ltd H Shares	584,000	227,847
China Merchants Bank Co Ltd A Shares (China)	107,900	607,321
China Merchants Bank Co Ltd H Shares	422,000	2,309,873
China Minsheng Banking Corp Ltd A Shares (China)	66,100	37,933
China Minsheng Banking Corp Ltd H Shares	869,400	413,952
China Zheshang Bank Co Ltd A Shares (China)	154,100	61,742
Chongqing Rural Commercial Bank Co Ltd H Shares	63,000	38,486
CNPC Capital Co Ltd A Shares (China)	49,300	44,685
Huaxia Bank Co Ltd A Shares (China)	121,600	127,668
Industrial & Commercial Bank of China Ltd A Shares (China)	821,800	773,949
Industrial & Commercial Bank of China Ltd H Shares	6,510,000	4,419,705
Industrial Bank Co Ltd A Shares (China)	122,700	344,762
Ping An Bank Co Ltd A Shares (China)	114,600	181,839
Postal Savings Bank of China Co Ltd A Shares (China)	154,700	115,728
Postal Savings Bank of China Co Ltd H Shares (d)(e)	855,000	509,144
Shanghai Pudong Development Bank Co Ltd A Shares (China)	177,100	260,932
Shanghai Rural Commercial Bank Co Ltd A Shares (China)	55,000	63,461
		28,216,000
Capital Markets - 0.1%
BOC International China Co Ltd A Shares (China)	17,200	24,823
Caitong Securities Co Ltd A Shares (China)	42,600	44,991
Capital Securities Co Ltd A Shares (China)	10,300	28,147
Changjiang Securities Co Ltd A Shares (China)	41,200	36,332
China Galaxy Securities Co Ltd A Shares (China)	31,200	60,267
China Galaxy Securities Co Ltd H Shares	394,000	356,486
China Great Wall Securities Co Ltd A Shares (China)	22,200	23,794
China International Capital Corp Ltd A Shares (China)	8,000	34,448
China International Capital Corp Ltd H Shares (d)(e)	182,400	301,039
China Merchants Securities Co Ltd A Shares (China)	41,250	102,738
CITIC Securities Co Ltd A Shares (China)	73,125	272,390
CITIC Securities Co Ltd H Shares	161,725	437,942
CSC Financial Co Ltd A Shares (China)	27,000	88,829
Dongxing Securities Co Ltd A Shares (China)	18,300	26,873
East Money Information Co Ltd A Shares (China)	101,040	321,205
Everbright Securities Co Ltd A Shares (China)	21,800	51,112
Founder Securities Co Ltd A Shares (China)	57,600	62,261
GF Securities Co Ltd A Shares (China)	27,300	58,478
GF Securities Co Ltd H Shares	15,600	21,021
Guolian Securities Co Ltd A Shares (China)	11,900	18,072
Guosen Securities Co Ltd A Shares (China)	40,700	58,118
Guotai Junan Securities Co Ltd A Shares (China)	21,500	52,779
Guotai Junan Securities Co Ltd H Shares (d)(e)	85,200	125,965
Guoyuan Securities Co Ltd A Shares (China)	23,710	26,025
Haitong Securities Co Ltd A Shares (China)	8,400	12,296
Haitong Securities Co Ltd H Shares	385,600	336,019
Hithink RoyalFlush Information Network Co Ltd A Shares (China)	3,500	136,328
Huatai Securities Co Ltd A Shares (China)	37,700	88,728
Huatai Securities Co Ltd H Shares (d)(e)	140,400	240,009
Industrial Securities Co Ltd A Shares (China)	47,070	38,919
Nanjing Securities Co Ltd A Shares (China)	20,000	23,294
Orient Securities Co Ltd/China A Shares (China)	53,140	71,567
SDIC Capital Co Ltd A Shares (China)	35,500	34,875
Shenwan Hongyuan Group Co Ltd A Shares (China)	146,000	101,276
Sinolink Securities Co Ltd A Shares (China)	20,600	23,483
SooChow Securities Co Ltd A Shares (China)	25,070	26,099
Southwest Securities Co Ltd A Shares (China)	36,400	21,991
Tianfeng Securities Co Ltd A Shares (China) (b)	49,500	28,093
Western Securities Co Ltd A Shares (China)	22,700	24,006
Zheshang Securities Co Ltd A Shares (China)	23,300	36,414
Zhongtai Securities Co Ltd A Shares (China)	36,900	31,729
		3,909,261
Consumer Finance - 0.0%
Qifu Technology Inc Class A ADR	11,824	471,777
Financial Services - 0.0%
Far East Horizon Ltd	202,000	148,546
Insurance - 0.3%
China Life Insurance Co Ltd A Shares (China)	8,900	50,057
China Life Insurance Co Ltd H Shares	793,000	1,463,486
China Pacific Insurance Group Co Ltd A Shares (China)	33,300	149,212
China Pacific Insurance Group Co Ltd H Shares	288,000	855,658
China Taiping Insurance Holdings Co Ltd	147,000	218,465
New China Life Insurance Co Ltd A Shares (China)	22,200	146,847
New China Life Insurance Co Ltd H Shares	71,300	222,358
People's Insurance Co Group of China Ltd/The A Shares (China)	50,300	49,847
People's Insurance Co Group of China Ltd/The H Shares	913,000	466,349
PICC Property & Casualty Co Ltd H Shares	712,000	1,155,005
Ping An Insurance Group Co of China Ltd A Shares (China)	87,100	614,371
Ping An Insurance Group Co of China Ltd H Shares	665,500	3,747,221
		9,138,876
TOTAL FINANCIALS		41,884,460

Health Care - 0.2%
Biotechnology - 0.1%
Akeso Inc (b)(d)(e)	63,000	491,992
Beigene Ltd H Shares (b)	71,777	1,246,360
Beijing Tiantan Biological Products Corp Ltd A Shares (China)	11,400	32,872
Beijing Wantai Biological Pharmacy Enterprise Co Ltd A Shares (China)	5,856	55,074
Chongqing Zhifei Biological Products Co Ltd A Shares (China)	13,950	46,603
Hualan Biological Engineering Inc A Shares (China)	10,210	22,328
Imeik Technology Development Co Ltd A Shares (China)	1,800	42,490
Innovent Biologics Inc (b)(d)(e)	127,000	538,681
Shanghai RAAS Blood Products Co Ltd A Shares (China)	34,700	33,438
		2,509,838
Health Care Equipment & Supplies - 0.0%
Autobio Diagnostics Co Ltd A Shares (China)	3,300	18,298
Jiangsu Yuyue Medical Equipment & Supply Co Ltd A Shares (China)	8,300	41,106
Shandong Weigao Group Medical Polymer Co Ltd H Shares	262,800	163,915
Shanghai United Imaging Healthcare Co Ltd A Shares (China)	4,642	79,944
Shenzhen Mindray Bio-Medical Electronics Co Ltd A Shares (China)	7,100	228,756
Shenzhen New Industries Biomedical Engineering Co Ltd A Shares (China)	4,400	37,671
		569,690
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co Ltd A Shares (China)	56,895	97,218
China National Medicines Corp Ltd A Shares (China)	4,100	18,281
Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd A Shares (China)	7,200	26,764
Huadong Medicine Co Ltd A Shares (China)	9,600	46,235
Jointown Pharmaceutical Group Co Ltd A Shares (China)	27,574	19,005
Shanghai Pharmaceuticals Holding Co Ltd A Shares (China)	14,600	40,647
Shanghai Pharmaceuticals Holding Co Ltd H Shares	75,500	119,763
Sinopharm Group Co Ltd H Shares	133,600	352,352
		720,265
Life Sciences Tools & Services - 0.0%
Genscript Biotech Corp (b)	124,000	169,961
Hangzhou Tigermed Consulting Co Ltd A Shares (China)	2,300	15,598
Pharmaron Beijing Co Ltd A Shares (China)	1,825	6,289
Pharmaron Beijing Co Ltd H Shares (d)(e)	14,500	26,239
Wuxi Apptec Co Ltd A Shares (China)	9,260	70,959
Wuxi Apptec Co Ltd H Shares (d)(e)	37,864	268,239
Wuxi Biologics Cayman Inc (b)(d)(e)	364,500	861,676
		1,418,961
Pharmaceuticals - 0.1%
Asymchem Laboratories Tianjin Co Ltd A Shares (China)	1,760	18,158
Beijing Tong Ren Tang Co Ltd A Shares (China)	7,600	38,831
Changchun High-Tech Industry Group Co Ltd A Shares (China)	2,300	29,621
China Resources Pharmaceutical Group Ltd (d)(e)	186,000	124,845
China Resources Sanjiu Medical & Pharmaceutical Co Ltd A Shares (China)	8,460	51,728
CSPC Innovation Pharmaceutical Co Ltd A Shares (China)	7,520	29,905
CSPC Pharmaceutical Group Ltd	849,760	486,394
Dong-E-E-Jiao Co Ltd A Shares (China)	3,400	28,556
Hansoh Pharmaceutical Group Co Ltd (d)(e)	118,000	270,774
Hubei Jumpcan Pharmaceutical Co Ltd A Shares (China)	5,500	20,979
Humanwell Healthcare Group Co Ltd A Shares (China)	9,200	27,633
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	43,932	271,427
Jiangsu Nhwa Pharmaceutical Co Ltd A Shares (China)	6,100	19,370
Kangmei Pharmaceutical Co Ltd rights (b)(f)	721	0
Shanghai Fosun Pharmaceutical Group Co Ltd H Shares	28,000	47,003
Shenzhen Salubris Pharmaceuticals Co Ltd A Shares (China)	6,700	27,608
Shijiazhuang Yiling Pharmaceutical Co Ltd A Shares (China)	8,440	15,879
Sichuan Kelun Pharmaceutical Co Ltd A Shares (China)	8,900	34,620
Yunnan Baiyao Group Co Ltd A Shares (China)	11,300	90,498
Zhangzhou Pientzehuang Pharmaceutical Co Ltd A Shares (China)	3,900	109,299
Zhejiang Huahai Pharmaceutical Co Ltd A Shares (China)	9,190	19,702
		1,762,830
TOTAL HEALTH CARE		6,981,584

Industrials - 0.4%
Aerospace & Defense - 0.0%
AECC Aero-Engine Control Co Ltd A Shares (China)	7,300	19,824
AECC Aviation Power Co Ltd A Shares (China)	18,100	93,577
AviChina Industry & Technology Co Ltd H Shares	249,000	115,683
AVICOPTER PLC A Shares (China)	4,500	22,461
Kuang-Chi Technologies Co Ltd A Shares (China)	12,600	70,968
		322,513
Air Freight & Logistics - 0.0%
JD Logistics Inc (b)(d)(e)	197,600	338,298
SF Holding Co Ltd A Shares (China)	30,400	165,420
YTO Express Group Co Ltd A Shares (China)	19,000	36,029
ZTO Express Cayman Inc A Shares	42,853	820,451
		1,360,198
Building Products - 0.0%
Beijing New Building Materials PLC A Shares (China)	9,000	38,954
Commercial Services & Supplies - 0.0%
Shanghai M&G Stationery Inc A Shares (China)	5,400	21,151
Zhejiang Weiming Environment Protection Co Ltd A Shares (China)	8,840	24,732
		45,883
Construction & Engineering - 0.0%
China Communications Services Corp Ltd H Shares	266,000	150,890
China Energy Engineering Corp Ltd A Shares (China)	236,000	73,412
China National Chemical Engineering Co Ltd A Shares (China)	31,300	32,238
China Railway Group Ltd A Shares (China)	102,100	83,605
China Railway Group Ltd H Shares	464,000	223,905
China State Construction Engineering Corp Ltd A Shares (China)	243,600	190,055
China State Construction International Holdings Ltd	202,000	296,057
Metallurgical Corp of China Ltd A Shares (China)	117,700	50,519
Power Construction Corp of China Ltd A Shares (China)	114,500	80,471
Sichuan Road and Bridge Group Co Ltd A Shares (China)	33,520	33,264
Sinoma International Engineering Co A Shares (China)	16,200	21,422
		1,235,838
Electrical Equipment - 0.2%
China XD Electric Co Ltd A Shares (China)	29,200	29,430
CNGR Advanced Material Co Ltd A Shares (China)	5,320	24,874
Contemporary Amperex Technology Co Ltd A Shares (China)	28,380	1,013,714
Dongfang Electric Corp Ltd A Shares (China)	16,800	34,687
Eve Energy Co Ltd A Shares (China)	11,671	68,788
GEM Co Ltd A Shares (China)	29,300	25,726
Ginlong Technologies Co Ltd A Shares (China)	2,650	18,623
Goldwind Science & Technology Co Ltd H Shares	33,616	23,555
Goneo Group Co Ltd A Shares (China)	3,400	33,487
Gotion High-Tech Co Ltd A Shares (China)	10,200	29,176
Jiangsu Zhongtian Technology Co Ltd A Shares (China)	19,400	36,623
NARI Technology Co Ltd A Shares (China)	51,580	164,640
Ningbo Orient Wires & Cables Co Ltd A Shares (China)	4,200	30,669
Ningbo Sanxing Medical Electric Co Ltd A Shares (China)	7,500	31,526
Shanghai Electric Group Co Ltd A Shares (China) (b)	71,900	72,107
Sieyuan Electric Co Ltd A Shares (China)	4,200	46,867
Sungrow Power Supply Co Ltd A Shares (China)	11,880	118,324
Sunwoda Electronic Co Ltd A Shares (China)	11,600	34,335
TBEA Co Ltd A Shares (China)	37,650	62,188
Zhejiang Chint Electrics Co Ltd A Shares (China)	11,900	36,410
Zhejiang Huayou Cobalt Co Ltd A Shares (China)	10,240	41,455
		1,977,204
Ground Transportation - 0.0%
Beijing-Shanghai High Speed Railway Co Ltd A Shares (China)	305,900	241,520
Daqin Railway Co Ltd A Shares (China)	114,000	104,832
		346,352
Industrial Conglomerates - 0.0%
CITIC Ltd	604,000	679,044
Fosun International Ltd	257,500	140,450
		819,494
Machinery - 0.2%
Airtac International Group	14,278	369,751
China CSSC Holdings Ltd A Shares (China)	29,100	135,032
CRRC Corp Ltd A Shares (China)	137,300	141,415
CRRC Corp Ltd H Shares	469,000	297,944
FAW Jiefang Group Co Ltd A Shares (China)	28,200	30,642
Haitian International Holdings Ltd	66,000	174,912
Jiangsu Hengli Hydraulic Co Ltd A Shares (China)	8,576	73,607
Ningbo Deye Technology Co Ltd A Shares (China)	3,444	40,370
Sany Heavy Industry Co Ltd A Shares (China)	53,500	119,126
Shandong Himile Mechanical Science & Technology Co Ltd A Shares (China)	5,700	40,770
Shenzhen Inovance Technology Co Ltd A Shares (China)	8,450	70,483
Sinotruk Hong Kong Ltd	71,000	206,387
Tian Di Science & Technology Co Ltd A Shares (China)	20,100	16,673
Weichai Power Co Ltd A Shares (China)	33,700	67,198
Weichai Power Co Ltd H Shares	216,000	374,235
XCMG Construction Machinery Co Ltd A Shares (China)	67,100	70,879
Yangzijiang Shipbuildling (Holdings) Ltd	261,400	585,401
Yutong Bus Co Ltd A Shares (China)	13,000	51,184
Zhejiang Dingli Machinery Co Ltd A Shares (China)	2,800	26,147
Zhejiang Sanhua Intelligent Controls Co Ltd A Shares (China)	10,600	44,865
Zhuzhou CRRC Times Electric Co Ltd A Shares (China)	6,975	44,502
Zhuzhou CRRC Times Electric Co Ltd H Shares	46,000	177,402
Zoomlion Heavy Industry Science and Technology Co Ltd A Shares (China)	56,000	56,652
		3,215,577
Marine Transportation - 0.0%
COSCO SHIPPING Holdings Co Ltd A Shares (China)	59,870	118,285
COSCO SHIPPING Holdings Co Ltd H Shares	316,050	474,568
SITC International Holdings Co Ltd	134,000	319,871
		912,724
Passenger Airlines - 0.0%
Air China Ltd A Shares (China) (b)	33,600	34,710
Air China Ltd H Shares (b)	58,000	35,506
China Eastern Airlines Corp Ltd A Shares (China) (b)	115,100	61,723
China Southern Airlines Co Ltd A Shares (China) (b)	11,600	9,905
China Southern Airlines Co Ltd H Shares (b)	112,000	53,327
Hainan Airlines Holding Co Ltd A Shares (China) (b)	250,800	56,493
Juneyao Airlines Co Ltd A Shares (China)	15,300	28,012
Spring Airlines Co Ltd A Shares (China)	6,700	49,897
		329,573
Trading Companies & Distributors - 0.0%
BOC Aviation Ltd (d)(e)	22,000	165,030
Shanxi Coal International Energy Group Co Ltd A Shares (China)	10,100	15,414
Xiamen C & D Inc A Shares (China)	20,500	27,185
		207,629
Transportation Infrastructure - 0.0%
China Merchants Expressway Network & Technology Holdings Co Ltd A Shares (China)	31,600	56,019
China Merchants Port Holdings Co Ltd	129,219	217,580
Jiangsu Expressway Co Ltd H Shares	116,000	128,179
Liaoning Port Co Ltd A Shares (China)	99,600	21,871
Shanghai International Airport Co Ltd A Shares (China)	10,200	46,838
Zhejiang Expressway Co Ltd H Shares	173,640	124,794
		595,281
TOTAL INDUSTRIALS		11,407,220

Information Technology - 0.6%
Communications Equipment - 0.0%
BYD Electronic International Co Ltd	82,000	445,155
Guangzhou Haige Communications Group Inc Co A Shares (China)	14,000	19,993
Hengtong Optic-electric Co Ltd A Shares (China)	13,900	30,100
Suzhou TFC Optical Communication Co Ltd A Shares (China)	3,200	44,545
Yealink Network Technology Corp Ltd A Shares (China)	7,030	39,958
Zhongji Innolight Co Ltd A Shares (China)	6,240	99,000
ZTE Corp A Shares (China)	8,700	48,104
ZTE Corp H Shares	109,600	381,186
		1,108,041
Electronic Equipment, Instruments & Components - 0.1%
Aac Technologies Holdings Inc	79,500	408,116
Accelink Technologies Co Ltd A Shares (China)	4,200	28,093
Avary Holding Shenzhen Co Ltd A Shares (China)	13,100	73,526
BOE Technology Group Co Ltd A Shares (China)	217,500	134,094
Chaozhou Three-Circle Group Co Ltd A Shares (China)	11,700	61,251
China Railway Signal & Communication Corp Ltd A Shares (China)	44,331	35,710
Eoptolink Technology Inc Ltd A Shares (China)	4,000	69,518
Everdisplay Optronics Shanghai Co Ltd A Shares (China) (b)	54,746	16,882
Foxconn Industrial Internet Co Ltd A Shares (China)	80,100	238,188
GoerTek Inc A Shares (China)	19,800	75,980
Huagong Tech Co Ltd A Shares (China)	6,700	36,456
Lens Technology Co Ltd A Shares (China)	28,200	101,711
Lingyi iTech Guangdong Co A Shares (China)	41,600	49,014
Luxshare Precision Industry Co Ltd A Shares (China)	43,893	245,051
Maxscend Microelectronics Co Ltd A Shares (China)	3,324	36,102
Ofilm Group Co Ltd A Shares (China) (b)	18,900	30,789
Shanghai BOCHU Electronic Technology Corp Ltd A Shares (China)	1,211	33,436
Shengyi Technology Co Ltd A Shares (China)	13,600	56,266
Shennan Circuits Co Ltd A Shares (China)	2,940	53,270
Sunny Optical Technology Group Co Ltd	73,800	656,840
SUPCON Technology Co Ltd A Shares (China)	4,536	31,594
Suzhou Dongshan Precision Manufacturing Co Ltd A Shares (China)	9,700	45,011
TCL Technology Group Corp A Shares (China)	106,340	73,806
Unisplendour Corp Ltd A Shares (China)	16,320	57,185
Universal Scientific Industrial Shanghai Co Ltd A Shares (China)	12,400	26,796
Victory Giant Technology Huizhou Co Ltd A Shares (China) (b)	4,700	34,986
Wingtech Technology Co Ltd A Shares (China)	7,100	33,050
Wuhan Guide Infrared Co Ltd A Shares (China)	27,290	24,651
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	10,540	60,986
Zhejiang Dahua Technology Co Ltd A Shares (China)	17,200	36,112
		2,864,470
IT Services - 0.0%
Isoftstone Information Technology Group Co Ltd A Shares (China)	5,650	41,846
Range Intelligent Computing Technology Group Co Ltd A Shares (China)	8,600	71,282
		113,128
Semiconductors & Semiconductor Equipment - 0.1%
ACM Research Shanghai Inc A Shares (China)	1,636	22,215
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	3,634	90,784
Amlogic Shanghai Co Ltd A Shares (China) (b)	2,262	26,361
Cambricon Technologies Corp Ltd A Shares (China) (b)	2,538	202,591
China Resources Microelectronics Ltd A Shares (China)	7,782	49,091
Flat Glass Group Co Ltd A Shares (China)	10,000	26,457
Flat Glass Group Co Ltd H Shares	2,000	2,947
GalaxyCore Inc A Shares (China)	12,284	23,553
GCL Technology Holdings Ltd (b)	2,295,000	362,280
Gigadevice Semiconductor Inc A Shares (China) (b)	3,740	66,018
Hangzhou First Applied Material Co Ltd A Shares (China)	14,582	29,395
Hangzhou Silan Microelectronics Co Ltd A Shares (China) (b)	10,200	35,452
Hua Hong Semiconductor Ltd (d)(e)	69,000	202,345
Hwatsing Technology Co Ltd A Shares (China)	1,347	29,661
Hygon Information Technology Co Ltd A Shares (China)	14,165	252,366
Ingenic Semiconductor Co Ltd A Shares (China)	3,000	26,831
JA Solar Technology Co Ltd A Shares (China)	18,876	32,452
JCET Group Co Ltd A Shares (China)	9,700	52,194
Jinko Solar Co Ltd A Shares (China)	55,295	46,549
LONGi Green Energy Technology Co Ltd A Shares (China)	42,652	87,646
Loongson Technology Corp Ltd (China) (b)	1,904	30,904
Montage Technology Co Ltd A Shares (China)	6,499	61,322
National Silicon Industry Group Co Ltd A Shares (China)	15,982	39,476
NAURA Technology Group Co Ltd A Shares (China)	3,900	203,830
Piotech Inc A Shares (China)	1,639	32,413
Rockchip Electronics Co Ltd A Shares (China)	2,700	61,813
Sanan Optoelectronics CO Ltd A Shares (China)	28,900	45,848
SG Micro Corp A Shares (China)	2,457	28,718
Shenzhen Goodix Technology Co Ltd A Shares (China)	3,200	34,988
Silergy Corp	34,000	392,354
Suzhou Maxwell Technologies Co Ltd A Shares (China)	1,528	19,554
TCL Zhonghuan Renewable Energy Technology Co Ltd A Shares (China)	21,575	24,803
Tianshui Huatian Technology Co Ltd A Shares (China)	18,300	28,487
TongFu Microelectronics Co Ltd A Shares (China)	9,600	37,632
Tongwei Co Ltd A Shares (China)	25,800	72,712
Trina Solar Co Ltd A Shares (China)	12,395	29,418
Unigroup Guoxin Microelectronics Co Ltd A Shares (China)	4,599	37,661
Will Semiconductor Co Ltd Shanghai A Shares (China)	6,850	100,192
Xinjiang Daqo New Energy Co Ltd A Shares (China)	10,154	30,026
Xinyi Solar Holdings Ltd	512,968	210,009
Zhejiang Jingsheng Mechanical & Electrical Co Ltd A Shares (China)	7,100	30,065
		3,219,413
Software - 0.0%
360 Security Technology Inc A Shares (China)	40,500	61,879
Beijing Kingsoft Office Software Inc A Shares (China)	2,593	113,490
China National Software & Service Co Ltd A Shares (China) (b)	5,180	31,078
Empyrean Technology Co Ltd A Shares (China)	2,600	38,240
Hundsun Technologies Inc A Shares (China)	10,708	38,573
Iflytek Co Ltd A Shares (China)	13,100	91,991
Kingdee International Software Group Co Ltd (b)	317,000	418,224
Shanghai Baosight Software Co Ltd A Shares (China)	6,000	24,043
Shanghai Baosight Software Co Ltd B Shares	90,943	145,632
Yonyou Network Technology CO Ltd A Shares (China) (b)	19,320	29,285
		992,435
Technology Hardware, Storage & Peripherals - 0.4%
Anker Innovations Technology Co Ltd A Shares (China)	3,110	46,797
China Greatwall Technology Group Co Ltd A Shares (China) (b)	18,900	34,026
GRG Banking Equipment Co Ltd A Shares (China)	13,900	21,411
Huaqin Technology Co Ltd A Shares (China)	4,700	48,471
IEIT Systems Co Ltd A Shares (China)	8,345	59,997
Lenovo Group Ltd	834,000	994,348
Ninestar Corp A Shares (China) (b)	8,400	29,596
Shenzhen Transsion Holdings Co Ltd A Shares (China)	6,540	90,876
Xiaomi Corp B Shares (b)(d)(e)	1,575,600	7,897,001
		9,222,523
TOTAL INFORMATION TECHNOLOGY		17,520,010

Materials - 0.2%
Chemicals - 0.0%
Cathay Biotech Inc A Shares (China)	3,317	20,264
Ganfeng Lithium Group Co Ltd A Shares (China)	9,760	44,691
Guangzhou Tinci Materials Technology Co Ltd A Shares (China)	11,760	29,805
Hengli Petrochemical Co Ltd A Shares (China)	38,500	79,734
Hoshine Silicon Industry Co Ltd A Shares (China)	4,200	30,155
Huafon Chemical Co Ltd A Shares (China)	27,500	30,764
Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd A Shares (China)	48,100	34,817
Jiangsu Eastern Shenghong Co Ltd A Shares (China)	37,200	44,044
Jiangsu Yoke Technology Co Ltd A Shares (China)	2,700	22,354
LB Group Co Ltd A Shares (China)	12,900	32,388
Meihua Holdings Group Co Ltd A Shares (China)	19,100	26,522
Ningxia Baofeng Energy Group Co Ltd A Shares (China)	45,800	110,929
Qinghai Salt Lake Industry Co Ltd A Shares (China) (b)	35,900	82,132
Rongsheng Petrochemical Co Ltd A Shares (China)	55,050	67,228
Satellite Chemical Co Ltd A Shares (China)	18,509	51,283
Shandong Hualu Hengsheng Chemical Co Ltd A Shares (China)	11,660	33,838
Shanghai Putailai New Energy Technology Co Ltd A Shares (China)	12,286	25,029
Shenzhen Capchem Technology Co Ltd A Shares (China)	4,280	19,762
Tianqi Lithium Corp A Shares (China)	8,300	35,131
Tongkun Group Co Ltd A Shares (China)	14,900	24,592
Wanhua Chemical Group Co Ltd A Shares (China)	20,000	189,690
Weihai Guangwei Composites Co Ltd A Shares (China)	4,820	20,291
Yunnan Energy New Material Co Ltd A Shares (China)	5,600	22,411
Yunnan Yuntianhua Co Ltd A Shares (China)	9,300	29,651
Zangge Mining Co Ltd A Shares (China)	8,700	37,074
Zhejiang Juhua Co Ltd A Shares (China)	14,500	51,630
Zhejiang Longsheng Group Co Ltd A Shares (China)	19,700	26,337
Zhejiang NHU Co Ltd A Shares (China)	18,232	56,725
		1,279,271
Construction Materials - 0.0%
Anhui Conch Cement Co Ltd A Shares (China)	16,600	57,211
Anhui Conch Cement Co Ltd H Shares	142,000	381,794
Beijing Oriental Yuhong Waterproof Technology Co Ltd A Shares (China)	5,800	9,856
China Jushi Co Ltd A Shares (China)	30,315	47,416
China National Building Material Co Ltd H Shares	473,000	225,212
		721,489
Metals & Mining - 0.2%
Aluminum Corp of China Ltd A Shares (China)	106,100	114,603
Aluminum Corp of China Ltd H Shares	350,000	222,796
Baoshan Iron & Steel Co Ltd A Shares (China)	196,700	190,342
Chifeng Jilong Gold Mining Co A Shares (China)	10,500	26,303
China Hongqiao Group Ltd	284,000	473,096
China Northern Rare Earth Group High-Tech Co Ltd A Shares (China)	20,800	60,441
China Rare Earth Resources And Technology Co Ltd A Shares (China)	6,400	24,413
Citic Pacific Special Steel Group Co Ltd A Shares (China) (b)	17,600	28,342
CMOC Group Ltd A Shares (China)	65,000	65,376
CMOC Group Ltd H Shares	456,000	334,748
Henan Shenhuo Coal Industry & Electricity Power Co Ltd A Shares (China)	11,600	29,750
Huaibei Mining Holdings Co Ltd A Shares (China)	16,300	31,808
Hunan Valin Steel Co Ltd A Shares (China)	38,500	24,138
Inner Mongolia BaoTou Steel Union Co Ltd A Shares (China) (b)	255,700	62,873
JCHX Mining Management Co Ltd A Shares (China)	3,300	18,220
Jiangxi Copper Co Ltd A Shares (China)	12,000	35,211
Jiangxi Copper Co Ltd H Shares	120,000	189,119
Jinduicheng Molybdenum Co Ltd A Shares (China)	18,700	27,193
MMG Ltd (b)	428,000	140,069
Nanjing Iron & Steel Co Ltd A Shares (China)	32,500	20,841
Pangang Group Vanadium Titanium & Resources Co Ltd A Shares (China) (b)	57,900	21,965
Shandong Gold Mining Co Ltd A Shares (China)	18,140	61,594
Shandong Gold Mining Co Ltd H Shares (d)(e)	87,500	149,803
Shandong Nanshan Aluminum Co Ltd A Shares (China)	63,300	35,618
Shanjin International Gold Co Ltd A Shares (China)	16,720	39,019
Tianshan Aluminum Group Co Ltd A Shares (China)	26,000	33,011
Tongling Nonferrous Metals Group Co Ltd A Shares (China)	69,900	31,793
Western Mining Co Ltd A Shares (China)	13,000	31,421
Western Superconducting Technologies Co Ltd A Shares (China)	4,070	24,111
Xiamen Tungsten Co Ltd A Shares (China)	7,900	21,262
Yunnan Aluminium Co Ltd A Shares (China)	19,300	44,222
Yunnan Chihong Zinc&Germanium Co Ltd A Shares (China)	28,000	21,500
Yunnan Tin Co Ltd A Shares (China)	8,900	17,867
Zhaojin Mining Industry Co Ltd H Shares	154,000	239,936
Zhongjin Gold Corp Ltd A Shares (China)	25,600	46,994
Zijin Mining Group Co Ltd A Shares (China)	111,000	251,458
Zijin Mining Group Co Ltd H Shares	606,000	1,132,376
		4,323,632
Paper & Forest Products - 0.0%
Shandong Sun Paper Industry JSC Ltd A Shares (China)	14,200	27,420
TOTAL MATERIALS		6,351,812

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
C&D International Investment Group Ltd	76,922	126,165
China Merchants Shekou Industrial Zone Holdings Co Ltd A Shares (China)	52,400	70,928
China Overseas Land & Investment Ltd	398,500	632,126
China Resources Land Ltd	325,500	983,781
China Resources Mixc Lifestyle Services Ltd (d)(e)	67,600	255,065
China Vanke Co Ltd A Shares (China) (b)	36,700	37,030
China Vanke Co Ltd H Shares (b)	265,400	196,873
Hainan Airport Infrastructure Co Ltd A Shares (China) (b)	62,700	31,698
KE Holdings Inc ADR	65,952	1,149,543
Longfor Group Holdings Ltd (d)(e)	210,301	265,039
Poly Developments and Holdings Group Co Ltd A Shares (China)	67,100	77,431
Shanghai Lingang Holdings Corp Ltd A Shares (China)	23,380	31,507
Shanghai Zhangjiang High-Tech Park Development Co Ltd A Shares (China)	9,700	32,300
Wharf Holdings Ltd/The	106,000	258,474
Youngor Fashion Co Ltd A Shares (China)	20,800	23,470
		4,171,430
Utilities - 0.2%
Gas Utilities - 0.1%
Beijing Enterprises Holdings Ltd	48,000	164,479
China Gas Holdings Ltd	282,600	233,569
China Resources Gas Group Ltd	96,800	328,593
ENN Energy Holdings Ltd	81,000	546,279
ENN Natural Gas Co Ltd A Shares (China)	13,300	37,556
Kunlun Energy Co Ltd	408,000	390,097
		1,700,573
Independent Power and Renewable Electricity Producers - 0.1%
CGN Power Co Ltd A Shares (China)	84,400	43,007
CGN Power Co Ltd H Shares (d)(e)	1,137,000	366,261
China Longyuan Power Group Corp Ltd H Shares	328,000	240,783
China National Nuclear Power Co Ltd A Shares (China)	118,700	159,982
China Power International Development Ltd	484,805	180,435
China Resources Power Holdings Co Ltd	196,000	434,667
China Three Gorges Renewables Group Co Ltd A Shares (China)	185,000	107,336
China Yangtze Power Co Ltd A Shares (China)	153,100	610,467
Datang International Power Generation Co Ltd A Shares (China)	63,300	23,987
GD Power Development Co Ltd A Shares (China)	99,500	57,725
Huadian Power International Corp Ltd A Shares (China)	29,400	20,994
Huadian Power International Corp Ltd H Shares	26,000	12,713
Huaneng Lancang River Hydropower Inc A Shares (China) (b)	30,400	37,949
Huaneng Power International Inc A Shares (China)	68,200	60,674
Huaneng Power International Inc H Shares	426,000	223,062
SDIC Power Holdings Co Ltd A Shares (China)	42,700	84,826
Shanghai Electric Power Co Ltd A Shares (China)	16,500	19,877
Shenergy Co Ltd A Shares (China)	28,900	34,734
Shenzhen Energy Group Co Ltd A Shares (China)	23,640	20,038
Sichuan Chuantou Energy Co Ltd A Shares (China)	27,300	59,878
Wintime Energy Group Co Ltd A Shares (China)	143,100	30,881
Zhejiang Zheneng Electric Power Co Ltd A Shares (China)	62,000	45,853
		2,876,129
Water Utilities - 0.0%
Beijing Enterprises Water Group Ltd	414,000	114,765
Guangdong Investment Ltd	308,000	232,426
		347,191
TOTAL UTILITIES		4,923,893

TOTAL CHINA		231,017,060
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	26,232	268,870
Utilities - 0.0%
Electric Utilities - 0.0%
Interconexion Electrica SA ESP	43,237	190,017
TOTAL COLOMBIA		458,887
CONGO DEMOCRATIC REPUBLIC OF - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Ivanhoe Mine Ltd Class A (b)	76,518	821,857
CZECH REPUBLIC - 0.0%
Financials - 0.0%
Banks - 0.0%
Komercni Banka AS	7,662	281,173
Moneta Money Bank AS (d)(e)	27,200	153,700
		434,873
Utilities - 0.0%
Electric Utilities - 0.0%
CEZ AS	16,376	717,634
TOTAL CZECH REPUBLIC		1,152,507
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	8,428	1,617,457
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	9,661	1,011,904
Financials - 0.1%
Banks - 0.1%
Danske Bank A/S	70,814	2,117,539
Insurance - 0.0%
Tryg A/S	34,796	705,759
TOTAL FINANCIALS		2,823,298

Health Care - 1.1%
Biotechnology - 0.1%
Genmab A/S (b)	6,486	1,274,869
Zealand Pharma A/S (b)	6,500	664,611
		1,939,480
Health Care Equipment & Supplies - 0.0%
Coloplast AS Series B	12,958	1,492,342
Demant A/S (b)	9,165	369,489
		1,861,831
Pharmaceuticals - 1.0%
Novo Nordisk A/S Series B	330,794	27,927,175
TOTAL HEALTH CARE		31,728,486

Industrials - 0.3%
Air Freight & Logistics - 0.2%
DSV A/S	20,989	4,181,308
Building Products - 0.0%
ROCKWOOL A/S Series B	934	332,139
Electrical Equipment - 0.1%
Vestas Wind Systems A/S (b)	103,919	1,429,368
Marine Transportation - 0.0%
AP Moller - Maersk A/S Series A	316	457,748
AP Moller - Maersk A/S Series B	454	670,503
		1,128,251
TOTAL INDUSTRIALS		7,071,066

Materials - 0.1%
Chemicals - 0.1%
Novonesis (Novozymes) B Series B	36,176	2,078,034
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Orsted AS (b)(d)(e)	17,002	655,606
TOTAL DENMARK		46,985,851
EGYPT - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
Eastern Co SAE	125,942	73,037
Financials - 0.0%
Banks - 0.0%
Commercial International Bank - Egypt (CIB)	232,691	352,997
Commercial International Bank - Egypt (CIB) GDR (d)	11,946	17,561
		370,558
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Talaat Moustafa Group	79,324	86,336
TOTAL EGYPT		529,931
FINLAND - 0.6%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Elisa Oyj A Shares	14,805	638,001
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Kesko Oyj B Shares	27,659	530,829
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Neste Oyj	42,998	544,840
Financials - 0.3%
Banks - 0.2%
Nordea Bank Abp	323,999	3,853,663
Insurance - 0.1%
Sampo Oyj A Shares	50,825	2,097,434
TOTAL FINANCIALS		5,951,097

Health Care - 0.0%
Pharmaceuticals - 0.0%
Orion Oyj B Shares	11,267	611,770
Industrials - 0.1%
Machinery - 0.1%
Kone Oyj B Shares	34,888	1,809,641
Metso Oyj	64,474	642,099
Wartsila OYJ Abp	51,808	981,126
		3,432,866
Information Technology - 0.1%
Communications Equipment - 0.1%
Nokia Oyj	548,239	2,585,193
Materials - 0.1%
Paper & Forest Products - 0.1%
Stora Enso Oyj R Shares	60,651	671,725
UPM-Kymmene Oyj	55,224	1,628,550
		2,300,275
Utilities - 0.0%
Electric Utilities - 0.0%
Fortum Oyj	45,740	664,309
TOTAL FINLAND		17,259,180
FRANCE - 5.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
Orange SA	191,543	2,059,951
Entertainment - 0.0%
Bollore SE	72,131	427,272
Media - 0.1%
Publicis Groupe SA	23,567	2,516,963
TOTAL COMMUNICATION SERVICES		5,004,186

Consumer Discretionary - 1.3%
Automobile Components - 0.1%
Cie Generale des Etablissements Michelin SCA Series B	68,630	2,386,747
Automobiles - 0.0%
Renault SA	19,755	1,017,519
Hotels, Restaurants & Leisure - 0.1%
Accor SA	20,078	1,036,447
La Francaise des Jeux SACA (d)(e)	10,334	393,228
Sodexo SA	9,122	673,777
		2,103,452
Household Durables - 0.0%
SEB SA	2,461	234,497
Textiles, Apparel & Luxury Goods - 1.1%
Hermes International SCA	3,251	9,186,928
Kering SA	7,660	2,005,298
LVMH Moet Hennessy Louis Vuitton SE	28,246	20,659,254
		31,851,480
TOTAL CONSUMER DISCRETIONARY		37,593,695

Consumer Staples - 0.6%
Beverages - 0.1%
Pernod Ricard SA	20,839	2,382,345
Consumer Staples Distribution & Retail - 0.0%
Carrefour SA	55,052	784,347
Food Products - 0.2%
Danone SA	66,291	4,643,351
Personal Care Products - 0.3%
L'Oreal SA	24,598	9,126,649
TOTAL CONSUMER STAPLES		16,936,692

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
TotalEnergies SE	221,509	12,832,490
Financials - 0.7%
Banks - 0.5%
BNP Paribas SA	104,516	7,139,455
Credit Agricole SA	109,166	1,643,428
Societe Generale SA Series A	74,041	2,396,711
		11,179,594
Capital Markets - 0.0%
Amundi SA (d)(e)	6,260	441,600
Financial Services - 0.0%
Edenred SE	24,835	856,390
Eurazeo SE	4,320	356,957
		1,213,347
Insurance - 0.2%
AXA SA	180,766	6,857,749
TOTAL FINANCIALS		19,692,290

Health Care - 0.4%
Health Care Equipment & Supplies - 0.4%
BioMerieux	4,284	520,418
EssilorLuxottica SA	30,513	8,410,518
		8,930,936
Life Sciences Tools & Services - 0.0%
Sartorius Stedim Biotech	2,957	685,300
Pharmaceuticals - 0.0%
Ipsen SA	3,914	483,997
TOTAL HEALTH CARE		10,100,233

Industrials - 1.4%
Aerospace & Defense - 0.8%
Airbus SE	61,022	10,555,069
Dassault Aviation SA	2,027	457,992
Safran SA	37,295	9,245,297
Thales SA	9,537	1,544,404
		21,802,762
Building Products - 0.2%
Cie de Saint-Gobain SA	46,599	4,369,748
Construction & Engineering - 0.2%
Bouygues SA	19,599	622,982
Eiffage SA	7,472	669,105
Vinci SA	51,312	5,552,618
		6,844,705
Electrical Equipment - 0.1%
Legrand SA	26,990	2,751,707
Machinery - 0.0%
Alstom SA (b)	35,669	705,992
Professional Services - 0.1%
Bureau Veritas SA	32,677	1,021,719
Teleperformance SE	5,643	530,611
		1,552,330
Trading Companies & Distributors - 0.0%
Rexel SA	23,168	614,802
Transportation Infrastructure - 0.0%
Aeroports de Paris SA	3,587	409,327
Getlink SE Series A	30,440	488,045
		897,372
TOTAL INDUSTRIALS		39,539,418

Information Technology - 0.2%
IT Services - 0.1%
Capgemini SE	15,982	2,904,192
Software - 0.1%
Dassault Systemes SE	68,829	2,687,210
TOTAL INFORMATION TECHNOLOGY		5,591,402

Materials - 0.4%
Chemicals - 0.4%
Air Liquide SA	59,318	10,361,774
Arkema SA	5,623	449,164
		10,810,938
Real Estate - 0.0%
Diversified REITs - 0.0%
Covivio SA/France	5,892	313,564
Office REITs - 0.0%
Gecina SA	4,836	472,840
Retail REITs - 0.0%
Klepierre SA	22,285	663,499
Unibail-Rodamco-Westfield unit	12,218	1,024,897
		1,688,396
TOTAL REAL ESTATE		2,474,800

Utilities - 0.2%
Multi-Utilities - 0.2%
Engie SA	187,011	3,087,156
Veolia Environnement SA	72,231	2,061,031
		5,148,187
TOTAL FRANCE		165,724,331
GERMANY - 5.6%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Deutsche Telekom AG	358,310	12,020,928
Entertainment - 0.0%
CTS Eventim AG & Co KGaA	6,323	619,214
Interactive Media & Services - 0.0%
Scout24 SE (d)(e)	7,554	734,674
TOTAL COMMUNICATION SERVICES		13,374,816

Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Continental AG	11,325	804,903
Automobiles - 0.3%
Bayerische Motoren Werke AG	29,766	2,427,109
Mercedes-Benz Group AG	76,874	4,677,024
Volkswagen AG	1	104
		7,104,237
Specialty Retail - 0.0%
Zalando SE (b)(d)(e)	23,185	869,244
Textiles, Apparel & Luxury Goods - 0.2%
adidas AG	16,653	4,403,607
Puma SE	10,690	335,455
		4,739,062
TOTAL CONSUMER DISCRETIONARY		13,517,446

Consumer Staples - 0.1%
Household Products - 0.0%
Henkel AG & Co KGaA	11,313	873,898
Personal Care Products - 0.1%
Beiersdorf AG	9,999	1,337,606
TOTAL CONSUMER STAPLES		2,211,504

Financials - 1.2%
Banks - 0.1%
Commerzbank AG	97,392	1,887,324
Capital Markets - 0.3%
Barlatier SA	194,682	3,825,181
Deutsche Boerse AG	19,339	4,777,466
		8,602,647
Insurance - 0.8%
Allianz SE	40,188	13,103,951
Hannover Rueck SE	6,196	1,634,572
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,739	7,446,983
Talanx AG	6,498	553,438
		22,738,944
TOTAL FINANCIALS		33,228,915

Health Care - 0.3%
Health Care Equipment & Supplies - 0.0%
Carl Zeiss Meditec Ag	4,017	246,075
Siemens Healthineers AG (d)(e)	28,960	1,643,659
		1,889,734
Health Care Providers & Services - 0.1%
Fresenius Medical Care AG	21,166	1,051,416
Fresenius SE & Co KGaA (b)	43,486	1,667,805
		2,719,221
Pharmaceuticals - 0.2%
Bayer AG	101,038	2,260,890
Merck KGaA	13,274	2,003,744
		4,264,634
TOTAL HEALTH CARE		8,873,589

Industrials - 1.2%
Aerospace & Defense - 0.2%
MTU Aero Engines AG	5,545	1,902,313
Rheinmetall AG	4,478	3,509,194
		5,411,507
Air Freight & Logistics - 0.1%
Deutsche Post AG	105,015	3,780,835
Electrical Equipment - 0.1%
Siemens Energy AG (b)	65,718	3,910,042
Industrial Conglomerates - 0.7%
Siemens AG	78,037	16,729,261
Machinery - 0.1%
Daimler Truck Holding AG	50,747	2,245,307
Gea Group Ag	15,981	846,342
Knorr-Bremse AG	7,503	595,446
Rational AG	528	470,241
		4,157,336
Passenger Airlines - 0.0%
Deutsche Lufthansa AG	61,587	399,500
Trading Companies & Distributors - 0.0%
Brenntag SE	13,200	830,543
TOTAL INDUSTRIALS		35,219,024

Information Technology - 1.2%
IT Services - 0.0%
Bechtle AG	8,667	292,212
Semiconductors & Semiconductor Equipment - 0.1%
Infineon Technologies AG	134,257	4,414,170
Software - 1.1%
Nemetschek SE	5,980	719,003
SAP SE	107,233	29,550,655
		30,269,658
TOTAL INFORMATION TECHNOLOGY		34,976,040

Materials - 0.3%
Chemicals - 0.3%
BASF SE	91,728	4,419,246
Covestro AG	21,202	1,304,301
Evonik Industries AG	26,858	505,286
Symrise AG	13,674	1,400,136
		7,628,969
Construction Materials - 0.0%
Heidelberg Materials AG	14,059	1,990,097
TOTAL MATERIALS		9,619,066

Real Estate - 0.1%
Real Estate Management & Development - 0.1%
LEG Immobilien SE	7,570	625,736
Vonovia SE	76,226	2,339,885
		2,965,621
Utilities - 0.2%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	65,086	2,016,934
Multi-Utilities - 0.1%
E.ON SE	230,584	2,731,226
TOTAL UTILITIES		4,748,160

TOTAL GERMANY		158,734,181
GREECE - 0.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Hellenic Telecommunications Organization SA	17,163	259,951
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
OPAP SA	19,242	330,565
Specialty Retail - 0.0%
FF Group (b)(f)	256	0
JUMBO SA	11,668	317,135
		317,135
TOTAL CONSUMER DISCRETIONARY		647,700

Financials - 0.1%
Banks - 0.1%
Alpha Services and Holdings SA	231,085	427,674
Eurobank Ergasias Services and Holdings SA	264,258	661,366
National Bank of Greece SA	88,544	769,750
Piraeus Financial Holdings SA	107,166	484,867
		2,343,657
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Metlen Energy & Metals SA	10,996	396,516
Utilities - 0.0%
Electric Utilities - 0.0%
Public Power Corp SA	20,689	283,094
TOTAL GREECE		3,930,918
HONG KONG - 1.1%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
HKT Trust & HKT Ltd unit	392,000	481,957
Consumer Staples - 0.0%
Food Products - 0.0%
WH Group Ltd (d)(e)	846,766	659,643
Financials - 0.7%
Banks - 0.0%
Hang Seng Bank Ltd	76,200	953,001
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR	5,689	549,842
Hong Kong Exchanges & Clearing Ltd	123,749	4,843,497
		5,393,339
Insurance - 0.5%
AIA Group Ltd	1,123,000	7,894,855
Prudential PLC	277,366	2,308,223
		10,203,078
TOTAL FINANCIALS		16,549,418

Health Care - 0.0%
Pharmaceuticals - 0.0%
Sino Biopharmaceutical Ltd	1,067,250	386,253
Industrials - 0.1%
Ground Transportation - 0.0%
MTR Corp Ltd	160,891	502,791
Industrial Conglomerates - 0.0%
Jardine Matheson Holdings Ltd (Singapore)	16,235	653,955
Swire Pacific Ltd A Shares	40,000	346,000
		999,955
Machinery - 0.1%
Techtronic Industries Co Ltd	141,000	1,896,323
Marine Transportation - 0.0%
Orient Overseas International Ltd	13,000	173,680
TOTAL INDUSTRIALS		3,572,749

Real Estate - 0.2%
Real Estate Management & Development - 0.2%
CK Asset Holdings Ltd	197,245	821,443
Henderson Land Development Co Ltd	150,010	416,049
Hongkong Land Holdings Ltd (Singapore)	113,609	494,361
Sino Land Co Ltd	402,825	386,183
Sun Hung Kai Properties Ltd	148,500	1,327,493
Wharf Real Estate Investment Co Ltd	173,000	429,397
		3,874,926
Retail REITs - 0.0%
Link REIT	263,782	1,086,693
TOTAL REAL ESTATE		4,961,619

Utilities - 0.1%
Electric Utilities - 0.1%
CK Infrastructure Holdings Ltd	64,000	435,324
CLP Holdings Ltd	168,500	1,401,008
Power Assets Holdings Ltd	142,500	920,812
		2,757,144
Gas Utilities - 0.0%
Hong Kong & China Gas Co Ltd	1,128,865	864,914
TOTAL UTILITIES		3,622,058

TOTAL HONG KONG		30,233,697
HUNGARY - 0.1%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
MOL Hungarian Oil & Gas PLC Class A	42,760	312,868
Financials - 0.1%
Banks - 0.1%
OTP Bank Nyrt	23,038	1,426,188
Health Care - 0.0%
Pharmaceuticals - 0.0%
Richter Gedeon Nyrt	14,661	379,441
TOTAL HUNGARY		2,118,497
INDIA - 5.2%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Indus Towers Ltd (b)	123,385	492,731
Tata Communications Ltd	11,902	223,759
		716,490
Interactive Media & Services - 0.0%
Info Edge India Ltd	7,227	642,188
Wireless Telecommunication Services - 0.2%
Bharti Airtel Ltd	263,155	4,925,328
Vodafone Idea Ltd (b)	2,504,665	260,397
		5,185,725
TOTAL COMMUNICATION SERVICES		6,544,403

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
Balkrishna Industries Ltd	7,980	254,797
Bharat Forge Ltd	26,865	378,731
Bosch Ltd	731	242,247
MRF Ltd	246	322,206
Samvardhana Motherson International Ltd	322,145	522,874
Sona Blw Precision Forgings Ltd (d)(e)	43,176	250,683
Tube Investments of India Ltd	10,820	413,990
		2,385,528
Automobiles - 0.4%
Bajaj Auto Ltd	6,784	691,565
Eicher Motors Ltd	14,117	845,131
Hero MotoCorp Ltd	12,452	622,094
Mahindra & Mahindra Ltd	95,855	3,296,469
Maruti Suzuki India Ltd	12,924	1,832,157
Tata Motors Ltd	208,184	1,714,455
TVS Motor Co Ltd	24,137	683,343
		9,685,214
Hotels, Restaurants & Leisure - 0.1%
Indian Hotels Co Ltd/The	88,219	776,411
Jubilant Foodworks Ltd	37,815	306,334
Zomato Ltd (b)	681,624	1,727,471
		2,810,216
Household Durables - 0.0%
Dixon Technologies India Ltd (d)	3,334	574,212
Specialty Retail - 0.0%
Trent Ltd	18,663	1,234,386
Textiles, Apparel & Luxury Goods - 0.1%
Kalyan Jewellers India Ltd	40,837	236,101
Page Industries Ltd	641	330,715
Titan Co Ltd	36,534	1,466,994
		2,033,810
TOTAL CONSUMER DISCRETIONARY		18,723,366

Consumer Staples - 0.4%
Beverages - 0.0%
United Spirits Ltd	29,458	483,438
Varun Beverages Ltd	114,950	710,971
		1,194,409
Consumer Staples Distribution & Retail - 0.0%
Avenue Supermarts Ltd (b)(d)(e)	16,458	695,453
Food Products - 0.1%
Britannia Industries Ltd	11,210	663,555
Marico Ltd	52,950	409,487
Nestle India Ltd	34,771	928,137
Tata Consumer Products Ltd	60,631	715,376
		2,716,555
Personal Care Products - 0.2%
Colgate-Palmolive India Ltd	13,522	440,132
Dabur India Ltd	51,804	316,442
Godrej Consumer Products Ltd	41,802	539,766
Hindustan Unilever Ltd	84,292	2,399,394
		3,695,734
Tobacco - 0.1%
ITC Ltd	308,464	1,590,267
TOTAL CONSUMER STAPLES		9,892,418

Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Bharat Petroleum Corp Ltd	157,273	472,186
Coal India Ltd	188,250	857,268
Hindustan Petroleum Corp Ltd	99,276	409,573
Indian Oil Corp Ltd	293,455	433,675
Oil & Natural Gas Corp Ltd	324,548	979,203
Oil India Ltd	48,336	233,734
Petronet LNG Ltd	78,630	286,075
Reliance Industries Ltd	625,567	9,109,602
		12,781,316
Financials - 1.4%
Banks - 1.0%
AU Small Finance Bank Ltd (d)(e)	36,386	251,527
Axis Bank Ltd	235,330	2,668,121
Bank of Baroda	102,887	252,459
Canara Bank	178,132	190,789
HDFC Bank Ltd	579,968	11,359,180
ICICI Bank Ltd	535,635	7,713,003
IDFC First Bank Ltd (b)	359,615	261,638
IndusInd Bank Ltd	30,140	343,967
Kotak Mahindra Bank Ltd	112,484	2,461,612
Punjab National Bank	243,213	282,585
State Bank of India	183,812	1,635,011
Union Bank of India Ltd	149,061	197,519
Yes Bank Ltd (b)	1,494,855	330,631
		27,948,042
Capital Markets - 0.0%
BSE Ltd	6,850	417,399
HDFC Asset Management Co Ltd (d)(e)	10,085	449,559
		866,958
Consumer Finance - 0.2%
Bajaj Finance Ltd	28,621	2,596,814
Cholamandalam Investment and Finance Co Ltd	42,768	632,574
Muthoot Finance Ltd	12,517	325,831
SBI Cards & Payment Services Ltd	29,869	267,814
Shriram Finance Ltd	145,589	911,418
Sundaram Finance Ltd	6,724	357,898
		5,092,349
Financial Services - 0.1%
Bajaj Finserv Ltd	38,910	777,379
Bajaj Holdings & Investment Ltd	2,722	362,461
Jio Financial Services Ltd (b)	295,920	822,445
Power Finance Corp Ltd	151,095	733,041
REC Ltd	133,834	690,926
		3,386,252
Insurance - 0.1%
HDFC Life Insurance Co Ltd (d)(e)	98,454	723,487
ICICI Lombard General Insurance Co Ltd (d)(e)	25,212	540,078
ICICI Prudential Life Insurance Co Ltd (d)(e)	37,862	268,821
PB Fintech Ltd (b)	32,249	639,783
SBI Life Insurance Co Ltd (d)(e)	45,736	781,690
		2,953,859
TOTAL FINANCIALS		40,247,460

Health Care - 0.3%
Health Care Providers & Services - 0.1%
Apollo Hospitals Enterprise Ltd	10,207	801,040
Max Healthcare Institute Ltd	80,188	979,586
		1,780,626
Life Sciences Tools & Services - 0.0%
Divi's Laboratories Ltd	12,110	779,659
Pharmaceuticals - 0.2%
Alkem Laboratories Ltd	4,408	257,461
Aurobindo Pharma Ltd	27,365	369,517
Cipla Ltd/India	53,475	911,814
Dr Reddy's Laboratories Ltd	59,372	833,701
Lupin Ltd	23,183	555,700
Mankind Pharma Ltd (b)	10,237	286,865
Sun Pharmaceutical Industries Ltd	98,712	1,984,701
Torrent Pharmaceuticals Ltd	10,579	398,893
Zydus Lifesciences Ltd	26,442	295,495
		5,894,147
TOTAL HEALTH CARE		8,454,432

Industrials - 0.5%
Aerospace & Defense - 0.1%
Bharat Electronics Ltd	377,290	1,267,915
Hindustan Aeronautics Ltd (d)	20,710	937,295
		2,205,210
Building Products - 0.0%
Astral Ltd	14,358	249,621
Commercial Services & Supplies - 0.0%
Indian Railway Catering & Tourism Corp Ltd	25,905	245,083
Construction & Engineering - 0.2%
Larsen & Toubro Ltd	69,288	2,844,802
Rail Vikas Nigam Ltd (d)	51,493	280,930
Voltas Ltd	22,350	324,463
		3,450,195
Electrical Equipment - 0.2%
ABB India Ltd	5,523	373,565
Bharat Heavy Electricals Ltd	111,078	265,211
CG Power & Industrial Solutions Ltd	62,284	454,653
Havells India Ltd	26,266	473,989
Polycab India Ltd	5,525	383,877
Suzlon Energy Ltd (b)	968,396	646,750
		2,598,045
Ground Transportation - 0.0%
Container Corp Of India Ltd	23,942	214,975
Industrial Conglomerates - 0.0%
Siemens Ltd	9,052	632,247
Machinery - 0.0%
Ashok Leyland Ltd	150,509	375,324
Cummins India Ltd	14,408	483,212
Thermax Limited	4,153	185,019
		1,043,555
Passenger Airlines - 0.0%
InterGlobe Aviation Ltd (b)(d)(e)	19,543	971,109
Trading Companies & Distributors - 0.0%
Adani Enterprises Ltd	15,341	403,733
Transportation Infrastructure - 0.0%
Adani Ports & Special Economic Zone Ltd	54,893	693,856
GMR Airports Ltd (b)	258,818	215,787
		909,643
TOTAL INDUSTRIALS		12,923,416

Information Technology - 0.6%
IT Services - 0.6%
HCL Technologies Ltd	97,690	1,939,914
Infosys Ltd	341,288	7,430,939
LTIMindtree Ltd (d)(e)	7,542	512,658
Mphasis Ltd	10,678	351,522
Persistent Systems Ltd	11,286	782,698
Tata Consultancy Services Ltd	92,917	4,399,502
Tech Mahindra Ltd	55,634	1,070,351
Wipro Ltd	269,660	966,664
		17,454,248
Software - 0.0%
Oracle Financial Services Software Ltd	2,154	225,676
Tata Elxsi Ltd	3,584	261,501
		487,177
TOTAL INFORMATION TECHNOLOGY		17,941,425

Materials - 0.4%
Chemicals - 0.1%
Asian Paints Ltd	39,514	1,047,542
PI Industries Ltd	7,962	319,591
Pidilite Industries Ltd	15,837	524,761
Solar Industries India Ltd	2,834	332,201
SRF Ltd	13,862	448,559
Supreme Industries Ltd	6,501	296,880
UPL Ltd	44,884	312,200
UPL Ltd (f)	5,368	16,322
		3,298,056
Construction Materials - 0.1%
Ambuja Cements Ltd	63,177	372,590
Grasim Industries Ltd	26,840	775,749
Shree Cement Ltd	894	286,287
UltraTech Cement Ltd	11,938	1,579,702
		3,014,328
Metals & Mining - 0.2%
APL Apollo Tubes Ltd	18,842	327,630
Hindalco Industries Ltd	138,670	947,735
Jindal Stainless Ltd	32,576	244,885
Jindal Steel & Power Ltd	42,492	386,269
JSW Steel Ltd	62,132	675,177
NMDC Ltd	306,249	232,617
Tata Steel Ltd	773,898	1,196,765
Vedanta Ltd	138,583	703,644
		4,714,722
TOTAL MATERIALS		11,027,106

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
DLF Ltd	75,802	649,136
Godrej Properties Ltd (b)	15,395	411,565
Macrotech Developers Ltd (d)(e)	30,336	420,220
Oberoi Realty Ltd	13,301	277,328
Phoenix Mills Ltd/The	20,400	385,831
Prestige Estates Projects Ltd	17,692	276,730
		2,420,810
Utilities - 0.2%
Electric Utilities - 0.1%
Power Grid Corp of India Ltd	478,715	1,663,520
Tata Power Co Ltd/The	162,779	682,253
Torrent Power Ltd	17,472	294,345
		2,640,118
Gas Utilities - 0.0%
GAIL India Ltd	238,934	485,888
Independent Power and Renewable Electricity Producers - 0.1%
Adani Green Energy Ltd (b)	21,293	244,183
Adani Power Ltd (b)	58,825	346,966
JSW Energy Ltd	45,704	267,399
NHPC Ltd	321,521	297,479
NTPC Ltd	450,366	1,678,397
		2,834,424
TOTAL UTILITIES		5,960,430

TOTAL INDIA		146,916,582
INDONESIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telkom Indonesia Persero Tbk PT	5,035,100	810,900
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
GoTo Gojek Tokopedia Tbk PT Class A (b)	93,050,600	460,963
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.0%
Sumber Alfaria Trijaya Tbk PT	1,952,200	341,325
Food Products - 0.1%
Charoen Pokphand Indonesia Tbk PT	729,700	207,598
Indofood CBP Sukses Makmur Tbk PT	250,100	175,216
Indofood Sukses Makmur Tbk PT	438,600	209,749
		592,563
Household Products - 0.0%
Unilever Indonesia Tbk PT	715,400	71,385
TOTAL CONSUMER STAPLES		1,005,273

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Alamtri Resources Indonesia Tbk PT	1,372,600	196,008
United Tractors Tbk PT	147,800	225,518
		421,526
Financials - 0.3%
Banks - 0.3%
Bank Central Asia Tbk PT	5,705,500	3,295,953
Bank Mandiri Persero Tbk PT	3,850,000	1,414,577
Bank Negara Indonesia Persero Tbk PT	1,555,700	452,599
Bank Rakyat Indonesia Persero Tbk PT	7,027,910	1,814,798
		6,977,927
Health Care - 0.0%
Pharmaceuticals - 0.0%
Kalbe Farma Tbk PT	2,269,600	174,904
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Astra International Tbk PT	2,097,700	616,379
Materials - 0.0%
Chemicals - 0.0%
Barito Pacific Tbk PT	2,272,748	127,790
Chandra Asri Pacific Tbk PT (b)	803,900	347,714
		475,504
Metals & Mining - 0.0%
Amman Mineral Internasional PT (b)	673,200	310,130
Merdeka Copper Gold Tbk PT (b)	911,361	86,983
		397,113
Paper & Forest Products - 0.0%
Indah Kiat Pulp & Paper Tbk PT	233,900	96,640
TOTAL MATERIALS		969,257

TOTAL INDONESIA		11,437,129
IRELAND - 0.2%
Consumer Staples - 0.0%
Food Products - 0.0%
Kerry Group PLC Class A	15,811	1,626,291
Financials - 0.1%
Banks - 0.1%
AIB Group PLC	215,180	1,271,282
Bank of Ireland Group PLC	103,693	1,035,695
		2,306,977
Industrials - 0.1%
Building Products - 0.0%
Kingspan Group PLC	16,005	1,117,421
Trading Companies & Distributors - 0.1%
AerCap Holdings NV	19,961	1,908,272
TOTAL INDUSTRIALS		3,025,693

TOTAL IRELAND		6,958,961
ISRAEL - 0.5%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Global-e Online Ltd (b)	10,130	606,686
Financials - 0.2%
Banks - 0.2%
Bank Hapoalim BM	130,083	1,671,711
Bank Leumi Le-Israel BM	155,079	1,943,960
Israel Discount Bank Ltd Class A	127,701	935,120
Mizrahi Tefahot Bank Ltd	15,692	747,781
		5,298,572
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	116,450	2,064,659
Industrials - 0.0%
Aerospace & Defense - 0.0%
Elbit Systems Ltd	2,752	830,623
Information Technology - 0.2%
IT Services - 0.0%
Wix.com Ltd (b)	5,455	1,303,145
Software - 0.2%
Check Point Software Technologies Ltd (b)	9,046	1,972,209
Nice Ltd (b)	6,336	1,060,221
Nice Ltd ADR (b)	137	22,761
		3,055,191
TOTAL INFORMATION TECHNOLOGY		4,358,336

Materials - 0.0%
Chemicals - 0.0%
ICL Group Ltd	80,028	476,423
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Azrieli Group Ltd	4,231	351,213
TOTAL ISRAEL		13,986,512
ITALY - 1.7%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Infrastrutture Wireless Italiane SpA (d)(e)	33,568	349,279
Telecom Italia SpA/Milano (b)	1,043,975	287,542
		636,821
Consumer Discretionary - 0.3%
Automobiles - 0.2%
Ferrari NV (Italy)	12,937	5,591,124
Textiles, Apparel & Luxury Goods - 0.1%
Moncler SpA	24,047	1,528,712
TOTAL CONSUMER DISCRETIONARY		7,119,836

Consumer Staples - 0.0%
Beverages - 0.0%
Coca-Cola HBC AG	22,192	773,196
Davide Campari-Milano NV (c)	61,189	353,006
		1,126,202
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Eni SpA	235,968	3,322,060
Financials - 0.9%
Banks - 0.7%
Banco BPM SpA	132,971	1,175,284
BPER Banca SPA	100,835	689,773
FinecoBank Banca Fineco SpA	63,160	1,204,953
Intesa Sanpaolo SpA	1,501,537	6,499,150
Mediobanca Banca di Credito Finanziario SpA	51,623	847,755
UniCredit SpA	151,314	6,948,832
		17,365,747
Financial Services - 0.0%
Nexi SpA (b)(d)(e)	53,041	270,722
Insurance - 0.2%
Generali	96,552	3,067,994
Poste Italiane Spa (d)(e)	46,647	710,873
Unipol Assicurazioni SpA	39,777	541,392
		4,320,259
TOTAL FINANCIALS		21,956,728

Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
DiaSorin SpA	2,339	251,626
Health Care Providers & Services - 0.0%
Amplifon SpA	12,988	348,835
Pharmaceuticals - 0.0%
Recordati Industria Chimica e Farmaceutica SpA	10,601	646,102
TOTAL HEALTH CARE		1,246,563

Industrials - 0.1%
Aerospace & Defense - 0.0%
Leonardo SpA	41,671	1,308,124
Electrical Equipment - 0.1%
Prysmian SpA	28,931	2,021,077
TOTAL INDUSTRIALS		3,329,201

Utilities - 0.3%
Electric Utilities - 0.3%
Enel SpA	834,064	5,928,267
Terna - Rete Elettrica Nazionale	144,139	1,190,855
		7,119,122
Gas Utilities - 0.0%
Snam SpA	206,434	954,644
TOTAL UTILITIES		8,073,766

TOTAL ITALY		46,811,177
JAPAN - 13.7%
Communication Services - 1.0%
Diversified Telecommunication Services - 0.1%
Nippon Telegraph & Telephone Corp	3,062,700	3,015,077
Entertainment - 0.3%
Capcom Co Ltd	35,700	815,109
Konami Group Corp	10,400	957,352
Nexon Co Ltd	34,800	452,085
Nintendo Co Ltd	106,700	7,000,022
Toho Co Ltd/Tokyo	11,700	527,283
		9,751,851
Interactive Media & Services - 0.0%
LY Corp	288,100	841,519
Media - 0.0%
Dentsu Group Inc	20,600	477,240
Wireless Telecommunication Services - 0.6%
KDDI Corp	157,500	5,247,271
SoftBank Corp	2,934,500	3,774,538
SoftBank Group Corp	98,200	6,003,131
		15,024,940
TOTAL COMMUNICATION SERVICES		29,110,627

Consumer Discretionary - 2.6%
Automobile Components - 0.2%
Aisin Corp	53,300	602,908
Bridgestone Corp	58,500	2,098,449
Denso Corp	194,300	2,688,822
Sumitomo Electric Industries Ltd	73,500	1,373,137
		6,763,316
Automobiles - 1.1%
Honda Motor Co Ltd	461,100	4,364,383
Isuzu Motors Ltd	57,900	778,430
Nissan Motor Co Ltd	225,200	616,243
Subaru Corp	60,300	1,050,390
Suzuki Motor Corp	161,500	1,932,541
Toyota Motor Corp	1,054,300	19,999,566
Yamaha Motor Co Ltd	95,300	797,243
		29,538,796
Broadline Retail - 0.1%
Pan Pacific International Holdings Corp	39,190	1,091,103
Rakuten Group Inc (b)	155,200	974,525
		2,065,628
Hotels, Restaurants & Leisure - 0.1%
McDonald's Holdings Co Japan Ltd	8,600	324,286
Oriental Land Co Ltd/Japan	112,100	2,519,345
Zensho Holdings Co Ltd	9,800	540,645
		3,384,276
Household Durables - 0.6%
Panasonic Holdings Corp	239,600	2,444,812
Sekisui House Ltd	61,300	1,408,856
Sony Group Corp	641,200	14,150,863
		18,004,531
Leisure Products - 0.1%
Bandai Namco Holdings Inc	61,100	1,515,527
Shimano Inc	7,700	1,080,508
		2,596,035
Specialty Retail - 0.3%
Fast Retailing Co Ltd	19,600	6,455,403
Nitori Holdings Co Ltd	8,300	971,968
ZOZO Inc	13,700	449,394
		7,876,765
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	70,333	1,567,733
TOTAL CONSUMER DISCRETIONARY		71,797,080

Consumer Staples - 0.7%
Beverages - 0.1%
Asahi Group Holdings Ltd	148,400	1,607,371
Kirin Holdings Co Ltd	79,800	1,009,780
Suntory Beverage & Food Ltd	14,300	444,191
		3,061,342
Consumer Staples Distribution & Retail - 0.3%
Aeon Co Ltd (c)	67,200	1,628,070
Kobe Bussan Co Ltd	15,000	340,868
MatsukiyoCocokara & Co	34,600	512,119
Seven & i Holdings Co Ltd	227,500	3,631,757
		6,112,814
Food Products - 0.1%
Ajinomoto Co Inc	47,700	1,912,168
Kikkoman Corp	70,000	732,637
MEIJI Holdings Co Ltd	23,700	473,884
Nissin Foods Holdings Co Ltd	20,900	467,323
Yakult Honsha Co Ltd	26,000	474,856
		4,060,868
Household Products - 0.0%
Unicharm Corp	114,900	897,347
Personal Care Products - 0.1%
Kao Corp	47,700	1,891,418
Shiseido Co Ltd	40,500	680,133
		2,571,551
Tobacco - 0.1%
Japan Tobacco Inc	123,000	3,133,527
TOTAL CONSUMER STAPLES		19,837,449

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
ENEOS Holdings Inc	281,100	1,413,179
Idemitsu Kosan Co Ltd	91,430	610,219
Inpex Corp	90,800	1,083,612
		3,107,010
Financials - 2.2%
Banks - 1.3%
Chiba Bank Ltd/The	57,800	492,263
Concordia Financial Group Ltd	108,600	630,578
Japan Post Bank Co Ltd	148,600	1,537,105
Mitsubishi UFJ Financial Group Inc	1,140,400	14,421,951
Mizuho Financial Group Inc	247,810	6,823,652
Resona Holdings Inc	215,000	1,595,826
Shizuoka Financial Group Inc	44,600	397,940
Sumitomo Mitsui Financial Group Inc	382,900	9,435,846
Sumitomo Mitsui Trust Group Inc	66,900	1,682,221
		37,017,382
Capital Markets - 0.2%
Daiwa Securities Group Inc	137,600	996,108
Japan Exchange Group Inc	102,600	1,084,092
Nomura Holdings Inc	309,200	2,010,229
SBI Holdings Inc	28,300	815,799
		4,906,228
Financial Services - 0.1%
Mitsubishi HC Capital Inc	89,000	591,857
ORIX Corp	118,700	2,507,280
		3,099,137
Insurance - 0.6%
Dai-ichi Life Holdings Inc	93,100	2,542,113
Japan Post Holdings Co Ltd	197,600	2,063,736
Japan Post Insurance Co Ltd	19,500	380,008
Ms&Ad Insurance Group Holdings Inc	132,300	2,743,096
Sompo Holdings Inc	91,600	2,554,364
T&D Holdings Inc	50,500	960,754
Tokio Marine Holdings Inc	193,000	6,365,791
		17,609,862
TOTAL FINANCIALS		62,632,609

Health Care - 1.1%
Health Care Equipment & Supplies - 0.4%
Hoya Corp	35,800	4,807,438
Olympus Corp	121,200	1,839,331
Sysmex Corp	51,900	992,087
Terumo Corp	137,900	2,588,922
		10,227,778
Health Care Technology - 0.0%
M3 Inc	45,630	414,139
Pharmaceuticals - 0.7%
Astellas Pharma Inc	186,300	1,805,998
Chugai Pharmaceutical Co Ltd	69,000	2,974,938
Daiichi Sankyo Co Ltd	180,100	5,021,264
Eisai Co Ltd	25,600	758,327
Kyowa Kirin Co Ltd	25,100	374,032
Ono Pharmaceutical Co Ltd	38,200	397,409
Otsuka Holdings Co Ltd	45,900	2,396,769
Shionogi & Co Ltd	78,000	1,146,920
Takeda Pharmaceutical Co Ltd	163,377	4,394,845
		19,270,502
TOTAL HEALTH CARE		29,912,419

Industrials - 3.2%
Air Freight & Logistics - 0.0%
SG Holdings Co Ltd	33,600	316,661
Building Products - 0.1%
Agc Inc	20,300	586,453
Daikin Industries Ltd	27,100	3,183,200
TOTO Ltd	14,700	359,316
		4,128,969
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co Ltd	39,300	580,830
Secom Co Ltd	43,100	1,450,365
TOPPAN Holdings Inc	24,200	679,221
		2,710,416
Construction & Engineering - 0.1%
Kajima Corp	41,000	729,024
Obayashi Corp	66,900	898,476
Taisei Corp	16,700	700,607
		2,328,107
Electrical Equipment - 0.2%
Fuji Electric Co Ltd	13,600	647,971
Fujikura Ltd	25,900	1,042,430
Mitsubishi Electric Corp	195,400	3,202,795
NIDEC CORP	85,900	1,483,626
		6,376,822
Ground Transportation - 0.2%
Central Japan Railway Co	79,600	1,476,325
East Japan Railway Co	93,500	1,664,612
Hankyu Hanshin Holdings Inc	23,800	605,581
Tokyu Corp	53,700	612,841
West Japan Railway Co	45,600	838,833
		5,198,192
Industrial Conglomerates - 0.5%
Hikari Tsushin Inc	1,800	411,171
Hitachi Ltd	476,200	11,971,878
Sekisui Chemical Co Ltd	39,300	651,303
		13,034,352
Machinery - 0.7%
Daifuku Co Ltd	32,600	669,094
FANUC Corp	97,200	2,895,766
Hitachi Construction Machinery Co Ltd	11,200	268,180
Hoshizaki Corp	11,000	407,123
Komatsu Ltd	90,000	2,714,695
Kubota Corp	96,600	1,211,686
Makita Corp	24,100	712,697
MINEBEA MITSUMI Inc	37,500	601,826
Mitsubishi Heavy Industries Ltd	329,400	4,820,850
SMC Corp	5,900	2,232,479
Toyota Industries Corp	16,700	1,393,399
Yaskawa Electric Corp	23,100	670,669
		18,598,464
Marine Transportation - 0.1%
Kawasaki Kisen Kaisha Ltd (c)	38,600	488,472
Mitsui OSK Lines Ltd	35,500	1,206,387
Nippon Yusen KK	45,100	1,415,398
		3,110,257
Passenger Airlines - 0.0%
ANA Holdings Inc	16,500	309,525
Japan Airlines Co Ltd	14,200	232,989
		542,514
Professional Services - 0.4%
Recruit Holdings Co Ltd	144,000	10,050,076
Trading Companies & Distributors - 0.8%
ITOCHU Corp	122,100	5,621,981
Marubeni Corp	146,400	2,176,612
Mitsubishi Corp	343,200	5,473,775
Mitsui & Co Ltd	259,200	5,130,084
MonotaRO Co Ltd	25,400	437,607
Sumitomo Corp	112,000	2,428,188
Toyota Tsusho Corp	65,600	1,107,961
		22,376,208
TOTAL INDUSTRIALS		88,771,038

Information Technology - 1.9%
Electronic Equipment, Instruments & Components - 0.6%
Keyence Corp	20,000	8,614,176
Kyocera Corp	132,200	1,372,209
Murata Manufacturing Co Ltd	173,900	2,732,109
Omron Corp	17,800	587,215
Shimadzu Corp	24,500	710,720
TDK Corp	199,980	2,417,220
Yokogawa Electric Corp	23,300	511,461
		16,945,110
IT Services - 0.4%
Fujitsu Ltd	170,300	3,293,561
NEC Corp	25,300	2,509,225
Nomura Research Institute Ltd	38,900	1,314,324
NTT Data Group Corp	64,900	1,259,489
Obic Co Ltd	33,300	994,514
Otsuka Corp	23,000	518,528
SCSK Corp	16,400	363,113
TIS Inc	21,600	477,604
		10,730,358
Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp	78,700	4,351,102
Disco Corp	9,500	2,749,521
Kokusai Electric Corp	15,700	242,444
Lasertec Corp	8,300	863,229
Renesas Electronics Corp	173,200	2,319,924
SCREEN Holdings Co Ltd	8,300	578,364
Tokyo Electron Ltd	46,000	7,759,464
		18,864,048
Software - 0.0%
Oracle Corp Japan	3,900	356,030
Trend Micro Inc/Japan	13,100	776,048
		1,132,078
Technology Hardware, Storage & Peripherals - 0.2%
Brother Industries Ltd	24,100	424,641
Canon Inc	95,900	3,090,756
FUJIFILM Holdings Corp	115,000	2,533,576
Ricoh Co Ltd	54,700	627,317
Seiko Epson Corp	29,100	525,874
		7,202,164
TOTAL INFORMATION TECHNOLOGY		54,873,758

Materials - 0.5%
Chemicals - 0.4%
Asahi Kasei Corp	129,200	877,480
Mitsubishi Chemical Group Corp	137,200	700,771
Mitsui Chemicals Inc	17,400	381,573
Nippon Paint Holdings Co Ltd	97,600	615,007
Nippon Sanso Holdings Corp	17,900	506,938
Nitto Denko Corp	72,800	1,291,413
Shin-Etsu Chemical Co Ltd	185,000	5,735,413
Toray Industries Inc	142,800	990,886
		11,099,481
Metals & Mining - 0.1%
JFE Holdings Inc	58,000	670,738
Nippon Steel Corp	93,000	1,930,585
Sumitomo Metal Mining Co Ltd	25,000	570,902
		3,172,225
TOTAL MATERIALS		14,271,706

Real Estate - 0.3%
Office REITs - 0.0%
Japan Real Estate Investment Corp	648	456,531
Nippon Building Fund Inc	772	612,889
		1,069,420
Real Estate Management & Development - 0.3%
Daito Trust Construction Co Ltd	5,900	632,200
Daiwa House Industry Co Ltd	60,900	1,918,579
Hulic Co Ltd	48,200	424,812
Mitsubishi Estate Co Ltd	111,200	1,615,848
Mitsui Fudosan Co Ltd	274,500	2,477,580
Sumitomo Realty & Development Co Ltd	31,900	1,102,254
		8,171,273
TOTAL REAL ESTATE		9,240,693

Utilities - 0.1%
Electric Utilities - 0.1%
Chubu Electric Power Co Inc	65,400	681,328
Kansai Electric Power Co Inc/The	95,100	1,049,218
Tokyo Electric Power Co Holdings Inc (b)	159,500	418,007
		2,148,553
Gas Utilities - 0.0%
Osaka Gas Co Ltd	37,500	737,277
Tokyo Gas Co Ltd	35,000	990,108
		1,727,385
TOTAL UTILITIES		3,875,938

TOTAL JAPAN		387,430,327
JORDAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Hikma Pharmaceuticals PLC	17,283	491,157
KOREA (SOUTH) - 2.5%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
LG Uplus Corp	21,448	147,321
Entertainment - 0.0%
HYBE Co Ltd	2,389	367,532
Krafton Inc (b)	2,913	723,490
NCSoft Corp	1,477	174,238
Netmarble Corp (b)(d)(e)	2,794	84,393
		1,349,653
Interactive Media & Services - 0.2%
Kakao Corp	31,580	826,496
NAVER Corp	14,894	2,198,619
		3,025,115
Wireless Telecommunication Services - 0.0%
SK Telecom Co Ltd	5,598	212,492
TOTAL COMMUNICATION SERVICES		4,734,581

Consumer Discretionary - 0.2%
Automobile Components - 0.0%
Hankook Tire & Technology Co Ltd	7,780	217,585
Hyundai Mobis Co Ltd	6,225	1,119,776
		1,337,361
Automobiles - 0.2%
Hyundai Motor Co	13,752	1,929,447
Kia Corp	24,691	1,717,425
		3,646,872
Hotels, Restaurants & Leisure - 0.0%
Delivery Hero SE (b)(d)(e)	19,226	498,028
Hanjin Kal Corp	2,463	141,236
		639,264
Household Durables - 0.0%
Coway Co Ltd	5,756	303,533
LG Electronics Inc	11,029	633,433
		936,966
TOTAL CONSUMER DISCRETIONARY		6,560,463

Consumer Staples - 0.1%
Food Products - 0.0%
CJ CheilJedang Corp	824	136,171
Orion Corp/Republic of Korea	2,360	163,471
		299,642
Personal Care Products - 0.0%
Amorepacific Corp	2,431	215,155
LG H&H Co Ltd	654	137,101
		352,256
Tobacco - 0.1%
KT&G Corp	10,574	799,323
TOTAL CONSUMER STAPLES		1,451,221

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
HD Hyundai Co Ltd	4,568	259,022
S-Oil Corp	4,679	195,112
SK Innovation Co Ltd (b)	6,333	550,152
		1,004,286
Financials - 0.3%
Banks - 0.2%
Hana Financial Group Inc	29,629	1,222,474
Industrial Bank of Korea	29,309	311,235
KakaoBank Corp	16,402	236,993
KB Financial Group Inc	38,448	2,401,183
Shinhan Financial Group Co Ltd	44,576	1,547,830
Woori Financial Group Inc	64,282	704,996
		6,424,711
Capital Markets - 0.0%
Korea Investment Holdings Co Ltd	4,443	240,839
Mirae Asset Securities Co Ltd	23,761	136,574
NH Investment & Securities Co Ltd	13,571	133,828
		511,241
Financial Services - 0.0%
Meritz Financial Group Inc	9,857	768,583
Insurance - 0.1%
DB Insurance Co Ltd	4,794	317,967
Samsung Fire & Marine Insurance Co Ltd	3,125	813,029
Samsung Life Insurance Co Ltd	8,148	495,622
		1,626,618
TOTAL FINANCIALS		9,331,153

Health Care - 0.2%
Biotechnology - 0.2%
Alteogen Inc (b)	4,112	1,038,455
Celltrion Inc	16,446	2,014,818
SK Bioscience Co Ltd (b)	2,916	97,417
		3,150,690
Health Care Equipment & Supplies - 0.0%
HLB Inc (b)	11,946	656,353
Life Sciences Tools & Services - 0.0%
Samsung Biologics Co Ltd (b)(d)(e)	1,829	1,348,435
Pharmaceuticals - 0.0%
Hanmi Pharm Co Ltd	598	99,579
SK Biopharmaceuticals Co Ltd (b)	3,288	243,906
Yuhan Corp	5,825	514,548
		858,033
TOTAL HEALTH CARE		6,013,511

Industrials - 0.4%
Aerospace & Defense - 0.0%
Hanwha Aerospace Co Ltd	3,288	898,012
Korea Aerospace Industries Ltd	7,670	279,312
		1,177,324
Air Freight & Logistics - 0.0%
Hyundai Glovis Co Ltd	3,748	381,677
Construction & Engineering - 0.0%
Samsung E&A Co Ltd (b)	15,455	190,033
Electrical Equipment - 0.2%
Doosan Enerbility Co Ltd (b)	45,747	744,246
Ecopro BM Co Ltd (b)	5,067	450,830
Ecopro Co Ltd (b)	10,362	429,528
Ecopro Materials Co Ltd (b)	1,662	79,936
HD Hyundai Electric Co Ltd	2,317	645,325
L&F Co Ltd (b)	2,671	159,862
LG Energy Solution Ltd (b)	4,819	1,156,472
LS Electric Co Ltd	1,503	236,672
POSCO Future M Co Ltd	3,222	312,719
		4,215,590
Industrial Conglomerates - 0.1%
GS Holdings Corp	4,988	131,180
LG Corp	9,821	501,869
Samsung C&T Corp	9,052	739,697
SK Inc	3,840	387,484
SK Square Co Ltd (b)	9,729	619,720
		2,379,950
Machinery - 0.1%
Doosan Bobcat Inc	5,414	177,295
Hanwha Ocean Co Ltd (b)	9,514	370,728
HD Hyundai Heavy Industries Co Ltd (b)	2,288	485,085
HD Korea Shipbuilding & Offshore Engineering Co Ltd (b)	4,301	679,558
Hyundai Rotem Co Ltd	7,800	314,833
Samsung Heavy Industries Co Ltd (b)	68,365	606,003
		2,633,502
Marine Transportation - 0.0%
HMM Co Ltd	27,335	355,166
Passenger Airlines - 0.0%
Korean Air Lines Co Ltd	18,614	315,011
Trading Companies & Distributors - 0.0%
Posco International Corp	5,363	153,684
TOTAL INDUSTRIALS		11,801,937

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.1%
LG Display Co Ltd (b)	31,795	200,587
LG Innotek Co Ltd	1,454	147,168
Samsung Electro-Mechanics Co Ltd	5,763	526,177
Samsung SDI Co Ltd	5,683	858,348
		1,732,280
IT Services - 0.0%
Posco DX Co Ltd	5,042	64,592
Samsung SDS Co Ltd	4,261	351,183
		415,775
Semiconductors & Semiconductor Equipment - 0.3%
Hanmi Semiconductor Co Ltd	4,453	340,316
SK Hynix Inc	56,108	7,529,859
		7,870,175
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co Ltd	491,642	17,502,714
TOTAL INFORMATION TECHNOLOGY		27,520,944

Materials - 0.1%
Chemicals - 0.0%
Enchem Co Ltd (b)	1,518	134,322
Kumho Petrochemical Co Ltd	1,477	106,529
LG Chem Ltd	5,071	819,837
Lotte Chemical Corp	1,792	69,594
SKC Co Ltd (b)	1,967	209,271
		1,339,553
Metals & Mining - 0.1%
Korea Zinc Co Ltd	533	300,416
POSCO Holdings Inc	7,248	1,287,153
		1,587,569
TOTAL MATERIALS		2,927,122

Utilities - 0.0%
Electric Utilities - 0.0%
Korea Electric Power Corp (b)	25,603	368,338
TOTAL KOREA (SOUTH)		71,713,556
KUWAIT - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Mobile Telecommunications Co KSCP	198,373	291,791
Financials - 0.2%
Banks - 0.2%
Boubyan Bank KSCP	151,080	307,398
Gulf Bank KSCP	196,986	196,571
Kuwait Finance House KSCP	1,044,445	2,659,756
National Bank of Kuwait SAKP	809,010	2,526,764
		5,690,489
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Mabanee Co KPSC	68,823	177,493
TOTAL KUWAIT		6,159,773
LUXEMBOURG - 0.1%
Financials - 0.0%
Capital Markets - 0.0%
CVC Capital Partners PLC (b)(d)(e)	21,608	513,778
Reinet Investments SCA (South Africa)	14,471	357,330
		871,108
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SE	13,691	736,570
Materials - 0.1%
Metals & Mining - 0.1%
ArcelorMittal SA	48,259	1,210,044
TOTAL LUXEMBOURG		2,817,722
MACAU - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Galaxy Entertainment Group Ltd	222,000	966,049
Sands China Ltd (b)	250,400	597,728

TOTAL MACAU		1,563,777
MALAYSIA - 0.4%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telekom Malaysia Berhad	115,721	170,957
Wireless Telecommunication Services - 0.0%
Axiata Group Berhad	290,660	144,514
CELCOMDIGI BHD	364,800	306,579
Maxis Bhd	246,900	192,576
		643,669
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Bhd	224,400	182,533
Genting Malaysia Bhd	317,900	158,795
		341,328
Specialty Retail - 0.0%
MR DIY Group M Bhd (d)(e)	338,700	127,357
TOTAL CONSUMER DISCRETIONARY		468,685

Consumer Staples - 0.0%
Food Products - 0.0%
IOI Corp Bhd	261,100	217,636
Kuala Lumpur Kepong Bhd	51,644	230,388
Nestle Malaysia Bhd	7,500	151,268
PPB Group Bhd	63,140	169,142
QL Resources Bhd	171,200	175,359
SD Guthrie Bhd	211,316	229,427
		1,173,220
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petronas Dagangan Bhd	28,800	126,743
Financials - 0.3%
Banks - 0.3%
AMMB Holdings Bhd	259,300	327,931
CIMB Group Holdings Bhd	770,143	1,383,287
Hong Leong Bank Bhd	67,200	304,115
Malayan Banking Bhd	556,798	1,291,577
Public Bank Bhd	1,495,900	1,445,713
RHB Bank Bhd	159,296	229,804
		4,982,427
Health Care - 0.0%
Health Care Providers & Services - 0.0%
IHH Healthcare Bhd	227,200	364,961
Industrials - 0.0%
Construction & Engineering - 0.0%
Gamuda Bhd	409,726	370,460
Industrial Conglomerates - 0.0%
Sime Darby Bhd	272,600	137,328
Sunway Bhd	224,800	218,849
		356,177
Marine Transportation - 0.0%
MISC Bhd	137,000	222,341
TOTAL INDUSTRIALS		948,978

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Inari Amertron Bhd	293,800	166,128
Materials - 0.0%
Chemicals - 0.0%
Petronas Chemicals Group Bhd	290,900	303,375
Metals & Mining - 0.0%
Press Metal Aluminium Holdings Bhd	377,600	413,723
TOTAL MATERIALS		717,098

Utilities - 0.1%
Electric Utilities - 0.1%
Tenaga Nasional Bhd	299,400	913,124
Gas Utilities - 0.0%
Petronas Gas Bhd	78,800	303,694
Multi-Utilities - 0.0%
YTL Corp Bhd	315,600	134,323
YTL Power International Bhd	252,500	176,717
		311,040
TOTAL UTILITIES		1,527,858

TOTAL MALAYSIA		11,290,724
MEXICO - 0.5%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Operadora De Sites Mexicanos SAB de CV	121,600	57,860
Wireless Telecommunication Services - 0.0%
America Movil SAB de CV Series B	1,904,600	1,329,966
TOTAL COMMUNICATION SERVICES		1,387,826

Consumer Staples - 0.2%
Beverages - 0.1%
Arca Continental SAB de CV	53,000	484,371
Coca-Cola Femsa SAB de CV unit	54,420	427,518
Fomento Economico Mexicano SAB de CV unit	180,100	1,530,963
		2,442,852
Consumer Staples Distribution & Retail - 0.1%
Grupo Comercial Chedraui SA de CV	30,300	174,632
Wal-Mart de Mexico SAB de CV Series V	538,500	1,396,015
		1,570,647
Food Products - 0.0%
Gruma SAB de CV Series B	19,175	332,319
Grupo Bimbo SAB de CV	129,800	340,818
		673,137
Household Products - 0.0%
Kimberly Clark DE Mexico Sab D Series A	148,300	221,713
TOTAL CONSUMER STAPLES		4,908,349

Financials - 0.1%
Banks - 0.1%
Grupo Financiero Banorte SAB de CV	267,200	1,846,494
Grupo Financiero Inbursa SAB de CV Series O (b)	190,400	404,836
		2,251,330
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Alfa SAB de CV Series A	358,709	293,760
Grupo Carso SAB de CV Series A1	56,400	323,343
		617,103
Transportation Infrastructure - 0.1%
Grupo Aeroportuario del Centro Norte SAB de CV Series B	29,800	281,333
Grupo Aeroportuario del Pacifico SAB de CV Series B	39,215	724,802
Grupo Aeroportuario del Sureste SAB de CV Series B	18,685	507,728
Promotora y Operadora de Infraestructura SAB de CV	20,050	189,441
		1,703,304
TOTAL INDUSTRIALS		2,320,407

Materials - 0.1%
Construction Materials - 0.0%
Cemex SAB de CV unit	1,565,180	929,047
Metals & Mining - 0.1%
Grupo Mexico SAB de CV Series B	320,500	1,571,257
Industrias Penoles SAB de CV (b)	20,720	293,122
Southern Copper Corp	8,974	822,198
		2,686,577
TOTAL MATERIALS		3,615,624

Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	285,400	295,840
Industrial REITs - 0.0%
Prologis Property Mexico SA de CV	111,573	347,824
TOTAL REAL ESTATE		643,664

TOTAL MEXICO		15,127,200
NETHERLANDS - 2.6%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.0%
Koninklijke KPN NV	400,873	1,450,568
Entertainment - 0.1%
Universal Music Group NV	84,583	2,359,208
TOTAL COMMUNICATION SERVICES		3,809,776

Consumer Staples - 0.2%
Beverages - 0.1%
Heineken Holding NV Class A	13,202	797,778
Heineken NV	29,484	2,048,479
		2,846,257
Consumer Staples Distribution & Retail - 0.1%
Koninklijke Ahold Delhaize NV	95,333	3,378,371
Food Products - 0.0%
JDE Peet's NV	12,061	211,079
TOTAL CONSUMER STAPLES		6,435,707

Financials - 0.6%
Banks - 0.3%
ABN AMRO Bank NV depository receipt (d)(e)	46,318	779,136
ING Groep NV	339,164	5,637,208
		6,416,344
Capital Markets - 0.0%
Euronext NV (d)(e)	8,068	938,248
Financial Services - 0.2%
Adyen NV (b)(d)(e)	2,234	3,605,937
EXOR NV	10,213	972,088
		4,578,025
Insurance - 0.1%
Aegon Ltd	139,216	908,871
ASR Nederland NV	16,378	809,599
NN Group NV	27,843	1,281,598
		3,000,068
TOTAL FINANCIALS		14,932,685

Health Care - 0.2%
Biotechnology - 0.1%
Argenx SE (b)	6,145	4,056,545
Health Care Equipment & Supplies - 0.1%
Koninklijke Philips NV	82,113	2,263,219
TOTAL HEALTH CARE		6,319,764

Industrials - 0.2%
Professional Services - 0.2%
Randstad NV	11,217	487,104
Wolters Kluwer NV	24,454	4,458,528
		4,945,632
Trading Companies & Distributors - 0.0%
IMCD NV	5,885	924,312
TOTAL INDUSTRIALS		5,869,944

Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
ASM International NV	4,827	2,839,269
ASML Holding NV	41,041	30,360,607
BE Semiconductor Industries NV	7,944	1,027,666
		34,227,542
Software - 0.0%
Nebius Group NV Class A (Russia) (b)(f)	15,310	0
TOTAL INFORMATION TECHNOLOGY		34,227,542

Materials - 0.0%
Chemicals - 0.0%
Akzo Nobel NV	17,611	1,000,270
TOTAL NETHERLANDS		72,595,688
NEW ZEALAND - 0.2%
Financials - 0.0%
Financial Services - 0.0%
Infratil Ltd	93,316	589,779
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
Fisher & Paykel Healthcare Corp Ltd	60,566	1,281,403
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Auckland International Airport Ltd	171,392	829,561
Information Technology - 0.2%
Software - 0.2%
Xero Ltd (b)	14,949	1,682,586
Utilities - 0.0%
Electric Utilities - 0.0%
Mercury NZ Ltd	74,086	263,398
Independent Power and Renewable Electricity Producers - 0.0%
Meridian Energy Ltd	132,957	439,448
TOTAL UTILITIES		702,846

TOTAL NEW ZEALAND		5,086,175
NORWAY - 0.3%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telenor ASA	62,402	763,024
Consumer Staples - 0.1%
Food Products - 0.1%
Mowi ASA	48,052	964,971
Orkla ASA	70,768	658,368
Salmar ASA	6,563	347,612
		1,970,951
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Aker BP ASA	32,166	672,665
Equinor ASA	86,043	2,072,241
		2,744,906
Financials - 0.1%
Banks - 0.1%
DNB Bank ASA	91,670	1,950,236
Insurance - 0.0%
Gjensidige Forsikring ASA	20,748	425,639
TOTAL FINANCIALS		2,375,875

Industrials - 0.0%
Aerospace & Defense - 0.0%
Kongsberg Gruppen ASA	9,054	1,076,686
Materials - 0.0%
Metals & Mining - 0.0%
Norsk Hydro ASA	144,835	854,231
TOTAL NORWAY		9,785,673
PERU - 0.1%
Financials - 0.1%
Banks - 0.1%
Credicorp Ltd	6,983	1,278,587
Materials - 0.0%
Metals & Mining - 0.0%
Cia de Minas Buenaventura SAA ADR	16,162	206,227
TOTAL PERU		1,484,814
PHILIPPINES - 0.1%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
PLDT Inc	7,675	175,504
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Jollibee Foods Corp	47,710	181,151
Consumer Staples - 0.0%
Food Products - 0.0%
Universal Robina Corp	91,510	95,112
Financials - 0.0%
Banks - 0.0%
Bank of the Philippine Islands	190,686	379,546
BDO Unibank Inc	244,336	574,729
Metropolitan Bank & Trust Co	189,973	225,032
		1,179,307
Industrials - 0.1%
Industrial Conglomerates - 0.0%
Ayala Corp	25,060	233,089
JG Summit Holdings Inc	269,251	74,332
SM Investments Corp	22,675	301,854
		609,275
Transportation Infrastructure - 0.1%
International Container Terminal Services Inc	103,630	618,264
TOTAL INDUSTRIALS		1,227,539

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ayala Land Inc	687,900	261,525
SM Prime Holdings Inc	1,046,700	413,599
		675,124
Utilities - 0.0%
Electric Utilities - 0.0%
Manila Electric Co	28,380	217,368
TOTAL PHILIPPINES		3,751,105
POLAND - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
CD Projekt SA	6,466	335,667
Consumer Discretionary - 0.1%
Broadline Retail - 0.0%
Allegro.eu SA (b)(d)(e)	60,110	443,532
Textiles, Apparel & Luxury Goods - 0.1%
LPP SA	114	461,444
TOTAL CONSUMER DISCRETIONARY		904,976

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Dino Polska SA (b)(d)(e)	4,968	550,134
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
ORLEN SA	59,544	787,633
Financials - 0.2%
Banks - 0.2%
Alior Bank SA	8,895	206,010
Bank Polska Kasa Opieki SA	18,929	746,416
mBank SA (b)	1,453	225,036
Powszechna Kasa Oszczednosci Bank Polski SA	89,778	1,477,443
Santander Bank Polska SA	4,188	522,155
		3,177,060
Insurance - 0.0%
Powszechny Zaklad Ubezpieczen SA	62,089	763,430
TOTAL FINANCIALS		3,940,490

Industrials - 0.0%
Air Freight & Logistics - 0.0%
InPost SA (b)	22,803	374,945
Construction & Engineering - 0.0%
Budimex SA	1,244	146,168
TOTAL INDUSTRIALS		521,113

Materials - 0.0%
Metals & Mining - 0.0%
KGHM Polska Miedz SA	14,331	443,169
Utilities - 0.0%
Electric Utilities - 0.0%
PGE Polska Grupa Energetyczna SA (b)	91,174	146,678
TOTAL POLAND		7,629,860
PORTUGAL - 0.1%
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Jeronimo Martins SGPS SA	28,604	565,285
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Galp Energia SGPS SA	48,183	806,399
Utilities - 0.1%
Electric Utilities - 0.1%
EDP SA	319,305	1,003,951
TOTAL PORTUGAL		2,375,635
QATAR - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Ooredoo QPSC	82,704	293,473
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Qatar Fuel QSC	60,874	256,303
Qatar Gas Transport Co Ltd	277,783	328,747
		585,050
Financials - 0.2%
Banks - 0.2%
Al Rayan Bank	636,020	417,142
Commercial Bank of Qatar	339,338	428,623
Dukhan Bank	191,805	194,228
Qatar International Islamic Bank QSC	100,348	293,244
Qatar Islamic Bank QPSC	183,492	1,038,159
Qatar National Bank QPSC	475,222	2,179,679
		4,551,075
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Industries Qatar QSC	152,477	574,982
Materials - 0.0%
Chemicals - 0.0%
Mesaieed Petrochemical Holding Co	576,426	242,222
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Barwa Real Estate Co	226,560	178,149
Utilities - 0.0%
Multi-Utilities - 0.0%
Qatar Electricity & Water Co QSC	44,880	195,125
TOTAL QATAR		6,620,076
ROMANIA - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
NEPI Rockcastle NV	61,638	462,992
RUSSIA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
VK IPJSC (b)(f)	3,049	0
VK IPJSC GDR (b)(d)(f)	3,849	1
		1
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Ozon Holdings PLC ADR (Russia) (b)(f)	2,304	0
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC (b)(f)	601,730	0
LUKOIL PJSC (b)(f)	21,149	0
Rosneft Oil Co PJSC (b)(f)	55,210	0
Surgutneftegas PAO (b)(f)	351,800	0
Tatneft PJSC (b)(f)	71,609	0
		0
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (b)(f)	551,355	0
VTB Bank PJSC (b)(f)	30,582	0
		0
Capital Markets - 0.0%
Moscow Exchange MICEX-RTS PJSC (b)(f)	72,930	0
TKS Holding MKPAO JSC (b)(f)	393	0
		0
TOTAL FINANCIALS		0

Materials - 0.0%
Chemicals - 0.0%
Phosagro Pjsc GDR (b)(d)(f)	42	0
Metals & Mining - 0.0%
Alrosa PJSC (b)(f)	120,680	0
GMK Norilskiy Nickel PAO (b)(f)	249,900	0
GMK Norilskiy Nickel PAO ADR (United Kingdom) (b)(f)	6,705	0
Novolipetsk Steel PJSC (b)(f)	71,070	0
Polyus PJSC (b)(f)	1,749	0
Severstal PAO (b)(f)	7,553	0
Severstal PAO GDR (b)(d)(f)	2,375	0
United Co RUSAL International PJSC (Russia) (b)(f)	141,950	0
		0
TOTAL MATERIALS		0

Utilities - 0.0%
Electric Utilities - 0.0%
Inter RAO UES PJSC (b)(f)	1,756,400	0
TOTAL RUSSIA		1
SAUDI ARABIA - 1.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Saudi Telecom Co	205,702	2,385,698
Media - 0.0%
Saudi Research & Media Group (b)	3,791	268,656
Wireless Telecommunication Services - 0.0%
Etihad Etisalat Co	39,282	606,401
Mobile Telecommunications Co Saudi Arabia	44,703	126,337
		732,738
TOTAL COMMUNICATION SERVICES		3,387,092

Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Jarir Marketing Co	60,889	208,120
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
Nahdi Medical Co	4,009	126,126
Food Products - 0.0%
Almarai Co JSC	49,298	774,163
Savola Group/The (b)	719	7,476
		781,639
TOTAL CONSUMER STAPLES		907,765

Energy - 0.2%
Energy Equipment & Services - 0.0%
Ades Holding Co	33,586	160,825
Oil, Gas & Consumable Fuels - 0.2%
Saudi Arabian Oil Co (d)(e)	595,097	4,410,829
TOTAL ENERGY		4,571,654

Financials - 0.6%
Banks - 0.6%
Al Rajhi Bank	201,403	5,316,047
Alinma Bank	126,967	1,010,469
Arab National Bank	91,533	522,251
Bank Al-Jazira	51,801	260,200
Bank AlBilad	63,524	675,769
Banque Saudi Fransi	124,907	534,835
Riyad Bank	152,142	1,188,514
Saudi Awwal Bank	104,165	998,409
Saudi Investment Bank/The	63,466	255,509
Saudi National Bank/The	302,255	2,756,051
		13,518,054
Capital Markets - 0.0%
Saudi Tadawul Group Holding Co	4,780	268,395
Insurance - 0.0%
Al Rajhi Co for Co-operative Insurance (b)	4,188	194,063
Bupa Arabia for Cooperative Insurance Co	8,393	416,215
Co for Cooperative Insurance/The	7,343	297,581
		907,859
TOTAL FINANCIALS		14,694,308

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dallah Healthcare Co	3,356	142,447
Dr Sulaiman Al Habib Medical Services Group Co	9,084	707,693
Mouwasat Medical Services Co	10,146	249,139
		1,099,279
Industrials - 0.0%
Air Freight & Logistics - 0.0%
SAL Saudi Logistics Services	2,420	176,787
Information Technology - 0.0%
IT Services - 0.0%
Arabian Internet & Communications Services Co	2,504	212,967
Elm Co	2,475	768,757
		981,724
Materials - 0.2%
Chemicals - 0.1%
Advanced Petrochemical Co (b)	11,516	96,409
SABIC Agri-Nutrients Co	24,180	741,382
Sahara International Petrochemical Co	36,606	227,403
Saudi Aramco Base Oil Co	5,388	160,317
Saudi Basic Industries Corp	92,436	1,651,215
Saudi Industrial Investment Group	37,510	175,414
Saudi Kayan Petrochemical Co (b)	75,917	138,042
Yanbu National Petrochemical Co	28,358	283,527
		3,473,709
Metals & Mining - 0.1%
Saudi Arabian Mining Co (b)	132,930	1,725,995
TOTAL MATERIALS		5,199,704

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Dar Al Arkan Real Estate Development Co (b)	54,526	239,870
Utilities - 0.1%
Electric Utilities - 0.0%
Saudi Electricity Co	85,952	390,035
Independent Power and Renewable Electricity Producers - 0.1%
ACWA Power Co	15,074	1,643,764
Multi-Utilities - 0.0%
Power & Water Utility Co for Jubail & Yanbu	7,922	108,564
TOTAL UTILITIES		2,142,363

TOTAL SAUDI ARABIA		33,608,666
SINGAPORE - 1.0%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Singapore Telecommunications Ltd	764,600	1,868,196
Entertainment - 0.2%
Sea Ltd Class A ADR (b)	38,036	4,632,404
TOTAL COMMUNICATION SERVICES		6,500,600

Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Genting Singapore Ltd	606,800	336,005
Financials - 0.5%
Banks - 0.5%
DBS Group Holdings Ltd	204,558	6,695,577
Oversea-Chinese Banking Corp Ltd	347,652	4,434,227
United Overseas Bank Ltd	129,903	3,570,989
		14,700,793
Capital Markets - 0.0%
Singapore Exchange Ltd	87,100	783,680
TOTAL FINANCIALS		15,484,473

Industrials - 0.1%
Aerospace & Defense - 0.0%
ST Engineering Financial I Ltd	162,200	575,685
Ground Transportation - 0.1%
Grab Holdings Ltd Class A (b)	217,540	996,334
Industrial Conglomerates - 0.0%
Keppel Ltd	150,400	747,141
Passenger Airlines - 0.0%
Singapore Airlines Ltd	149,800	698,802
TOTAL INDUSTRIALS		3,017,962

Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
STMicroelectronics NV	70,365	1,593,152
Real Estate - 0.1%
Industrial REITs - 0.0%
CapitaLand Ascendas REIT	379,058	718,636
Real Estate Management & Development - 0.0%
CapitaLand Investment Ltd/Singapore	240,845	433,587
Retail REITs - 0.1%
CapitaLand Integrated Commercial Trust	592,313	845,509
TOTAL REAL ESTATE		1,997,732

Utilities - 0.0%
Multi-Utilities - 0.0%
Sembcorp Industries Ltd	89,300	365,280
TOTAL SINGAPORE		29,295,204
SOUTH AFRICA - 0.9%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
MTN Group Ltd	174,545	1,070,657
Vodacom Group Ltd	62,189	363,725
		1,434,382
Consumer Discretionary - 0.2%
Broadline Retail - 0.2%
Naspers Ltd Class N	17,393	3,666,972
Woolworths Holdings Ltd/South Africa	93,618	290,964
		3,957,936
Specialty Retail - 0.0%
Pepkor Holdings Ltd (d)(e)	242,934	334,820
TOTAL CONSUMER DISCRETIONARY		4,292,756

Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Bid Corp Ltd	34,725	884,248
Clicks Group Ltd	24,254	464,039
Shoprite Holdings Ltd	51,883	791,960
		2,140,247
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Exxaro Resources Ltd	23,857	223,333
Financials - 0.3%
Banks - 0.2%
Absa Group Ltd	87,576	868,709
Capitec Bank Holdings Ltd	8,951	1,425,169
Nedbank Group Ltd	46,996	691,438
Standard Bank Group Ltd	137,437	1,602,152
		4,587,468
Financial Services - 0.1%
FirstRand Ltd	518,895	2,111,126
Remgro Ltd	52,740	406,349
		2,517,475
Insurance - 0.0%
Discovery Ltd	55,966	538,957
Old Mutual Ltd	479,729	315,220
OUTsurance Group Ltd	84,043	281,838
Sanlam Ltd	186,005	810,940
		1,946,955
TOTAL FINANCIALS		9,051,898

Health Care - 0.0%
Pharmaceuticals - 0.0%
Aspen Pharmacare Holdings Ltd	39,383	375,493
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Bidvest Group Ltd	35,134	479,286
Materials - 0.3%
Chemicals - 0.0%
Sasol Ltd	59,817	277,443
Metals & Mining - 0.3%
Anglo American Platinum Ltd	9,459	331,855
Anglo American PLC	130,537	3,822,281
Gold Fields Ltd	92,005	1,571,971
Harmony Gold Mining Co Ltd	57,798	657,600
Impala Platinum Holdings Ltd (b)	91,781	503,755
Kumba Iron Ore Ltd	5,976	124,124
Sibanye Stillwater Ltd (b)	294,164	283,481
		7,295,067
TOTAL MATERIALS		7,572,510

TOTAL SOUTH AFRICA		25,569,905
SPAIN - 1.7%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom SA (d)(e)	54,585	1,828,226
Telefonica SA (c)	409,043	1,666,563
		3,494,789
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Amadeus IT Group SA Class A	46,232	3,405,236
Specialty Retail - 0.2%
Industria de Diseno Textil SA	112,009	6,079,917
TOTAL CONSUMER DISCRETIONARY		9,485,153

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Repsol SA	121,484	1,411,875
Financials - 0.7%
Banks - 0.7%
Banco Bilbao Vizcaya Argentaria SA	592,025	6,740,177
Banco de Sabadell SA	560,827	1,325,345
Banco Santander SA	1,591,360	8,154,934
CaixaBank SA	410,723	2,486,253
		18,706,709
Health Care - 0.0%
Biotechnology - 0.0%
Grifols SA Class A (b)	31,029	267,043
Industrials - 0.1%
Construction & Engineering - 0.0%
ACS Actividades de Construccion y Servicios SA (b)	18,167	928,753
ACS Actividades de Construccion y Servicios SA rights (b)	18,167	8,971
		937,724
Transportation Infrastructure - 0.1%
Aena SME SA (d)(e)	7,684	1,661,236
TOTAL INDUSTRIALS		2,598,960

Utilities - 0.4%
Electric Utilities - 0.4%
Acciona SA	2,591	292,713
Endesa SA	32,154	712,830
Iberdrola SA	630,730	8,913,203
Redeia Corp SA	42,075	708,853
		10,627,599
Independent Power and Renewable Electricity Producers - 0.0%
EDP Renovaveis SA (b)	31,226	292,678
TOTAL UTILITIES		10,920,277

TOTAL SPAIN		46,884,806
SWEDEN - 2.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Telia Co AB	239,528	704,901
Wireless Telecommunication Services - 0.0%
Tele2 AB B Shares	55,500	617,428
TOTAL COMMUNICATION SERVICES		1,322,329

Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Evolution AB (d)(e)	17,432	1,337,377
Specialty Retail - 0.0%
H & M Hennes & Mauritz AB B Shares (c)	58,568	782,822
TOTAL CONSUMER DISCRETIONARY		2,120,199

Consumer Staples - 0.1%
Household Products - 0.1%
Essity AB B Shares	62,501	1,583,410
Financials - 0.5%
Banks - 0.2%
Skandinaviska Enskilda Banken AB A Shares	163,113	2,309,632
Svenska Handelsbanken AB A Shares	150,096	1,660,614
Swedbank AB A1 Shares	87,360	1,902,762
		5,873,008
Capital Markets - 0.0%
EQT AB	38,372	1,261,786
Financial Services - 0.3%
Industrivarden AB A Shares	12,682	451,106
Industrivarden AB C Shares	16,445	582,438
Investor AB A Shares	4,514	128,852
Investor AB B Shares	172,609	4,923,991
L E Lundbergforetagen AB B Shares	8,070	389,024
		6,475,411
TOTAL FINANCIALS		13,610,205

Health Care - 0.0%
Biotechnology - 0.0%
Swedish Orphan Biovitrum AB B Shares (b)	19,928	603,530
Health Care Equipment & Supplies - 0.0%
Getinge AB B Shares	23,337	459,045
TOTAL HEALTH CARE		1,062,575

Industrials - 1.0%
Aerospace & Defense - 0.0%
Saab AB B Shares	32,379	699,925
Building Products - 0.2%
Assa Abloy AB B Shares	102,954	3,154,132
Nibe Industrier AB B Shares	153,876	618,818
		3,772,950
Commercial Services & Supplies - 0.0%
Securitas AB B Shares	49,534	631,918
Construction & Engineering - 0.0%
Skanska AB B Shares	35,207	755,719
Industrial Conglomerates - 0.0%
Investment AB Latour B Shares	14,994	393,383
Lifco AB B Shares	24,132	794,403
		1,187,786
Machinery - 0.8%
Alfa Laval AB	29,769	1,330,877
Atlas Copco AB A Shares	273,223	4,564,402
Atlas Copco AB B Shares	162,437	2,428,248
Epiroc AB A Shares	67,380	1,284,021
Epiroc AB B Shares	40,539	679,683
Indutrade AB	27,691	765,212
Sandvik AB	109,535	2,260,038
SKF AB B Shares	34,654	702,594
Trelleborg AB B Shares	21,601	816,286
Volvo AB A Shares	20,291	561,819
Volvo AB B Shares	163,338	4,500,520
		19,893,700
Trading Companies & Distributors - 0.0%
AddTech AB B Shares	26,341	770,669
Beijer Ref AB B Shares	39,087	581,662
		1,352,331
TOTAL INDUSTRIALS		28,294,329

Information Technology - 0.2%
Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson B Shares	285,705	2,151,323
Electronic Equipment, Instruments & Components - 0.1%
Hexagon AB B Shares	213,650	2,473,584
TOTAL INFORMATION TECHNOLOGY		4,624,907

Materials - 0.1%
Metals & Mining - 0.0%
Boliden AB	28,359	852,729
Paper & Forest Products - 0.1%
Holmen AB B Shares	7,840	297,258
Svenska Cellulosa AB SCA B Shares	61,560	848,353
		1,145,611
TOTAL MATERIALS		1,998,340

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Fastighets AB Balder B Shares (b)	69,153	493,959
Sagax AB B Shares	22,986	506,248
		1,000,207
TOTAL SWEDEN		55,616,501
SWITZERLAND - 3.2%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Swisscom AG	2,669	1,504,838
Consumer Discretionary - 0.4%
Specialty Retail - 0.0%
Avolta AG	9,142	413,224
Textiles, Apparel & Luxury Goods - 0.4%
Cie Financiere Richemont SA Series A	55,223	10,675,638
Swatch Group AG/The	2,945	545,593
Swatch Group AG/The	284	10,415
		11,231,646
TOTAL CONSUMER DISCRETIONARY		11,644,870

Consumer Staples - 0.1%
Food Products - 0.1%
Barry Callebaut AG	371	408,171
Chocoladefabriken Lindt & Spruengli AG	102	1,175,954
Chocoladefabriken Lindt & Spruengli AG	11	1,248,861
		2,832,986
Financials - 1.1%
Banks - 0.0%
Banque Cantonale Vaudoise	3,156	318,805
Capital Markets - 0.6%
Julius Baer Group Ltd	21,244	1,492,696
Partners Group Holding AG	2,334	3,569,874
UBS Group AG	337,755	11,993,409
		17,055,979
Insurance - 0.5%
Baloise Holding AG	4,520	826,330
Helvetia Holding AG	3,747	656,213
Swiss Life Holding AG	2,958	2,426,161
Zurich Insurance Group AG	15,028	9,106,438
		13,015,142
TOTAL FINANCIALS		30,389,926

Health Care - 0.4%
Health Care Equipment & Supplies - 0.1%
Sonova Holding AG	5,217	1,828,456
Straumann Holding AG	11,497	1,630,455
		3,458,911
Life Sciences Tools & Services - 0.2%
Bachem Holding AG Series B	3,499	224,558
Lonza Group AG	7,417	4,739,714
		4,964,272
Pharmaceuticals - 0.1%
Galderma Group AG (b)	8,572	1,041,910
Sandoz Group AG	42,162	2,020,258
		3,062,168
TOTAL HEALTH CARE		11,485,351

Industrials - 0.6%
Building Products - 0.1%
Geberit AG	3,446	1,932,711
Electrical Equipment - 0.3%
ABB Ltd	162,439	8,845,191
Machinery - 0.1%
Schindler Holding AG	2,401	677,526
Schindler Holding AG	4,146	1,201,805
VAT Group AG (d)(e)	2,785	1,080,669
		2,960,000
Marine Transportation - 0.0%
Kuehne + Nagel International AG	4,958	1,130,146
Professional Services - 0.1%
Adecco Group AG	17,295	411,720
SGS SA	15,571	1,513,417
		1,925,137
TOTAL INDUSTRIALS		16,793,185

Information Technology - 0.1%
Software - 0.0%
Temenos AG	5,840	499,839
Technology Hardware, Storage & Peripherals - 0.1%
Logitech International SA	15,704	1,577,383
TOTAL INFORMATION TECHNOLOGY		2,077,222

Materials - 0.4%
Chemicals - 0.4%
Clariant AG	21,533	243,052
DSM-Firmenich AG	19,077	1,947,559
EMS-Chemie Holding AG	707	501,867
Givaudan SA	949	4,154,447
Sika AG	15,676	3,981,139
		10,828,064
Containers & Packaging - 0.0%
SIG Group AG	31,042	677,590
TOTAL MATERIALS		11,505,654

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Swiss Prime Site AG	7,837	895,780
Utilities - 0.0%
Electric Utilities - 0.0%
BKW AG	2,209	377,404
TOTAL SWITZERLAND		89,507,216
TAIWAN - 5.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Chunghwa Telecom Co Ltd	390,000	1,478,949
Entertainment - 0.0%
International Games System Co Ltd	25,000	709,333
Wireless Telecommunication Services - 0.0%
Far EasTone Telecommunications Co Ltd	179,000	476,658
Taiwan Mobile Co Ltd	189,000	630,140
		1,106,798
TOTAL COMMUNICATION SERVICES		3,295,080

Consumer Discretionary - 0.1%
Automobile Components - 0.0%
Cheng Shin Rubber Industry Co Ltd	182,000	271,904
Household Durables - 0.0%
Nien Made Enterprise Co Ltd	17,000	221,624
Specialty Retail - 0.0%
Hotai Motor Co Ltd	31,400	571,923
Textiles, Apparel & Luxury Goods - 0.1%
Eclat Textile Co Ltd	19,000	300,618
Feng TAY Enterprise Co Ltd	50,584	199,750
Pou Chen Corp	229,000	252,214
		752,582
TOTAL CONSUMER DISCRETIONARY		1,818,033

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
President Chain Store Corp	58,000	454,519
Food Products - 0.0%
Uni-President Enterprises Corp	498,000	1,174,259
TOTAL CONSUMER STAPLES		1,628,778

Financials - 0.6%
Banks - 0.3%
Chang Hwa Commercial Bank Ltd	640,366	351,173
CTBC Financial Holding Co Ltd	1,714,000	2,026,067
E.Sun Financial Holding Co Ltd	1,482,510	1,241,605
First Financial Holding Co Ltd	1,157,004	969,598
Hua Nan Financial Holdings Co Ltd	900,033	760,362
Mega Financial Holding Co Ltd	1,219,619	1,424,329
Shanghai Commercial & Savings Bank Ltd/The	403,312	514,461
SinoPac Financial Holdings Co Ltd	1,094,453	748,133
Taishin Financial Holding Co Ltd	1,186,021	625,204
Taiwan Business Bank	722,017	327,550
Taiwan Cooperative Financial Holding Co Ltd	1,096,836	807,615
		9,796,097
Financial Services - 0.1%
Chailease Holding Co Ltd	153,317	531,279
Yuanta Financial Holding Co Ltd	1,069,074	1,116,590
		1,647,869
Insurance - 0.2%
Cathay Financial Holding Co Ltd	980,872	1,964,060
Fubon Financial Holding Co Ltd	842,432	2,343,519
KGI Financial Holding Co Ltd	1,621,313	841,684
Shin Kong Financial Holding Co Ltd (b)	1,471,548	544,199
		5,693,462
TOTAL FINANCIALS		17,137,428

Health Care - 0.0%
Biotechnology - 0.0%
PharmaEssentia Corp (b)	25,000	516,643
Industrials - 0.1%
Electrical Equipment - 0.0%
Fortune Electric Co Ltd	15,000	252,002
Voltronic Power Technology Corp	7,000	392,368
Walsin Lihwa Corp	279,162	206,273
		850,643
Industrial Conglomerates - 0.0%
Far Eastern New Century Corp	294,000	276,559
Marine Transportation - 0.1%
Evergreen Marine Corp Taiwan Ltd	105,343	648,916
Wan Hai Lines Ltd	72,145	164,260
Yang Ming Marine Transport Corp	175,000	356,606
		1,169,782
Passenger Airlines - 0.0%
China Airlines Ltd	292,000	227,869
Eva Airways Corp	282,000	403,784
		631,653
Transportation Infrastructure - 0.0%
Taiwan High Speed Rail Corp	207,000	170,773
TOTAL INDUSTRIALS		3,099,410

Information Technology - 4.4%
Communications Equipment - 0.0%
Accton Technology Corp	52,000	1,185,853
Electronic Equipment, Instruments & Components - 0.5%
AUO Corp	692,600	296,382
Delta Electronics Inc	200,000	2,588,019
E Ink Holdings Inc	87,000	725,199
Hon Hai Precision Industry Co Ltd	1,281,800	6,797,097
Innolux Corp	795,156	334,505
Largan Precision Co Ltd	10,000	820,657
Synnex Technology International Corp	131,000	279,618
Unimicron Technology Corp	139,000	575,605
Wpg Holding Co Ltd	163,400	346,579
Yageo Corp	41,099	662,424
Zhen Ding Technology Holding Ltd	71,000	252,559
		13,678,644
Semiconductors & Semiconductor Equipment - 3.5%
Alchip Technologies Ltd	8,000	739,100
ASE Technology Holding Co Ltd	340,500	1,755,168
eMemory Technology Inc	7,000	686,128
Global Unichip Corp	9,000	354,393
Globalwafers Co Ltd	27,000	276,334
Jentech Precision Industrial Co Ltd	9,000	369,902
MediaTek Inc	156,000	6,709,263
Nanya Technology Corp (b)	134,000	119,650
Novatek Microelectronics Corp	59,000	920,789
Realtek Semiconductor Corp	51,000	834,217
Taiwan Semiconductor Manufacturing Co Ltd	2,530,000	83,851,082
United Microelectronics Corp	1,162,000	1,375,781
Vanguard International Semiconductor Corp	99,504	283,234
		98,275,041
Technology Hardware, Storage & Peripherals - 0.4%
Acer Inc	291,000	324,593
Advantech Co Ltd	48,674	553,400
Asia Vital Components Co Ltd	33,000	551,784
Asustek Computer Inc	73,000	1,319,609
Catcher Technology Co Ltd	64,000	381,719
Compal Electronics Inc	430,000	470,988
Gigabyte Technology Co Ltd	55,000	412,983
Inventec Corp	280,000	409,902
Lite-On Technology Corp	214,000	695,534
Micro-Star International Co Ltd	72,000	391,361
Pegatron Corp	208,000	601,014
Quanta Computer Inc	278,000	2,188,806
Wistron Corp	280,000	912,575
Wiwynn Corp	11,629	761,320
		9,975,588
TOTAL INFORMATION TECHNOLOGY		123,115,126

Materials - 0.1%
Chemicals - 0.1%
Formosa Chemicals & Fibre Corp	367,000	310,433
Formosa Plastics Corp	396,000	432,039
Nan Ya Plastics Corp	534,000	518,467
		1,260,939
Construction Materials - 0.0%
Asia Cement Corp	243,000	300,451
TCC Group Holdings Co Ltd	687,667	660,079
		960,530
Metals & Mining - 0.0%
China Steel Corp	1,217,000	739,650
TOTAL MATERIALS		2,961,119

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Ruentex Development Co Ltd	152,575	193,250
TOTAL TAIWAN		153,764,867
THAILAND - 0.4%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.1%
True Corp PCL (b)	319,517	110,211
True Corp PCL depository receipt (b)	766,586	264,420
		374,631
Wireless Telecommunication Services - 0.1%
Advanced Info Service PCL	27,500	230,454
Advanced Info Service PCL depository receipt	95,400	799,464
Intouch Holdings PCL	16,900	48,535
Intouch Holdings PCL depository receipt	81,600	234,346
		1,312,799
TOTAL COMMUNICATION SERVICES		1,687,430

Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Central Retail Corp Pcl	96,317	94,149
Central Retail Corp Pcl depository receipt	90,700	88,658
		182,807
Hotels, Restaurants & Leisure - 0.0%
Minor International PCL	98,681	69,817
Minor International PCL depository receipt	240,741	170,326
		240,143
Specialty Retail - 0.0%
Home Product Center PCL	187,500	48,281
Home Product Center PCL depository receipt	449,700	115,797
PTT Oil & Retail Business PCL depository receipt	299,800	102,556
		266,634
TOTAL CONSUMER DISCRETIONARY		689,584

Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
CP ALL PCL	143,900	220,847
CP ALL PCL depository receipt	452,200	694,005
CP AXTRA PCL	21,400	16,853
CP AXTRA PCL depository receipt	198,446	156,290
		1,087,995
Food Products - 0.0%
Charoen Pokphand Foods PCL	110,100	71,518
Charoen Pokphand Foods PCL depository receipt	261,500	169,865
		241,383
TOTAL CONSUMER STAPLES		1,329,378

Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
PTT Exploration & Production PCL	33,000	123,855
PTT Exploration & Production PCL depository receipt	111,600	418,857
PTT PCL	314,700	292,692
PTT PCL depository receipt	700,400	651,420
Thai Oil PCL	22,133	16,966
Thai Oil PCL depository receipt	93,266	71,493
		1,575,283
Financials - 0.0%
Banks - 0.0%
Kasikornbank PCL depository receipt	62,600	296,692
Krung Thai Bank PCL	95,600	64,638
Krung Thai Bank PCL depository receipt	273,300	184,786
SCB X PCL	31,400	115,989
SCB X PCL depository receipt	56,900	210,186
TMBThanachart Bank PCL depository receipt	2,458,400	143,739
		1,016,030
Consumer Finance - 0.0%
Krungthai Card PCL	27,500	41,161
Krungthai Card PCL depository receipt	61,200	91,604
		132,765
TOTAL FINANCIALS		1,148,795

Health Care - 0.0%
Health Care Providers & Services - 0.0%
Bangkok Dusit Medical Services PCL	292,100	202,791
Bangkok Dusit Medical Services PCL depository receipt	841,500	584,212
Bumrungrad Hospital Pcl	10,800	57,343
Bumrungrad Hospital Pcl depository receipt	47,400	251,673
		1,096,019
Industrials - 0.0%
Transportation Infrastructure - 0.0%
Airports of Thailand PCL	171,900	280,041
Airports of Thailand PCL depository receipt	265,900	433,176
Bangkok Expressway & Metro PCL	154,900	30,852
Bangkok Expressway & Metro PCL depository receipt	522,900	104,149
		848,218
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Delta Electronics Thailand PCL	16,000	59,193
Delta Electronics Thailand PCL depository receipt	304,600	1,126,879
		1,186,072
Materials - 0.0%
Chemicals - 0.0%
PTT Global Chemical PCL depository receipt	235,100	148,831
Construction Materials - 0.0%
Siam Cement PCL/The	25,900	117,576
Siam Cement PCL/The depository receipt	51,900	235,607
		353,183
TOTAL MATERIALS		502,014

Real Estate - 0.0%
Real Estate Management & Development - 0.0%
Central Pattana PCL	74,500	116,320
Central Pattana PCL depository receipt	126,300	197,197
		313,517
Utilities - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Gulf Energy Development PCL	68,700	116,804
Gulf Energy Development PCL depository receipt	234,800	399,211
		516,015
TOTAL THAILAND		10,892,325
TURKEY - 0.2%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Turkcell Iletisim Hizmetleri AS	124,592	375,737
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Ford Otomotiv Sanayi AS	7,473	193,781
Consumer Staples - 0.0%
Beverages - 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,291	86,861
Coca-Cola Icecek AS	77,239	122,931
		209,792
Consumer Staples Distribution & Retail - 0.0%
BIM Birlesik Magazalar AS	46,186	708,666
TOTAL CONSUMER STAPLES		918,458

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Turkiye Petrol Rafinerileri AS	99,996	393,900
Financials - 0.1%
Banks - 0.1%
Akbank TAS	321,004	580,750
Haci Omer Sabanci Holding AS	103,441	288,288
Turkiye Is Bankasi AS Class C	892,663	352,630
Yapi ve Kredi Bankasi AS	348,313	298,510
		1,520,178
Industrials - 0.1%
Aerospace & Defense - 0.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	140,465	347,584
Industrial Conglomerates - 0.0%
KOC Holding AS	77,345	366,386
Turkiye Sise ve Cam Fabrikalari AS	153,250	162,547
		528,933
Passenger Airlines - 0.1%
Pegasus Hava Tasimaciligi AS	22,541	147,463
Turk Hava Yollari AO (b)	57,214	505,977
		653,440
TOTAL INDUSTRIALS		1,529,957

Materials - 0.0%
Chemicals - 0.0%
Sasa Polyester Sanayi AS	1,175,296	120,004
Metals & Mining - 0.0%
Eregli Demir ve Celik Fabrikalari TAS	270,728	169,483
TOTAL MATERIALS		289,487

TOTAL TURKEY		5,221,498
UNITED ARAB EMIRATES - 0.4%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Emirates Telecommunications Group Co PJSC	360,128	1,676,587
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Americana Restaurants International PLC - Foreign Co	307,965	197,035
Specialty Retail - 0.0%
Abu Dhabi National Oil Co for Distribution PJSC	317,304	310,993
TOTAL CONSUMER DISCRETIONARY		508,028

Energy - 0.0%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co PJSC	330,324	485,632
Financials - 0.2%
Banks - 0.2%
Abu Dhabi Commercial Bank PJSC	305,288	995,726
Abu Dhabi Islamic Bank PJSC	148,273	629,738
Dubai Islamic Bank PJSC	296,358	621,270
Emirates NBD Bank PJSC	195,592	1,110,274
First Abu Dhabi Bank PJSC	455,850	1,804,511
		5,161,519
Health Care - 0.0%
Health Care Providers & Services - 0.0%
NMC Health PLC (b)(f)	2,259	0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Multiply Group PJSC (b)	355,569	204,258
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Aldar Properties PJSC	391,115	814,590
Emaar Properties PJSC	681,490	2,504,762
		3,319,352
TOTAL UNITED ARAB EMIRATES		11,355,376
UNITED KINGDOM - 6.9%
Communication Services - 0.2%
Diversified Telecommunication Services - 0.0%
BT Group PLC (c)	666,698	1,173,001
Interactive Media & Services - 0.0%
Auto Trader Group PLC (d)(e)	90,288	879,392
Media - 0.1%
Informa PLC	137,343	1,475,406
WPP PLC	111,492	1,059,861
		2,535,267
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC	2,269,832	1,933,774
Vodafone Group PLC ADR	78	666
		1,934,440
TOTAL COMMUNICATION SERVICES		6,522,100

Consumer Discretionary - 0.5%
Broadline Retail - 0.1%
Next PLC	12,240	1,510,353
Diversified Consumer Services - 0.0%
Pearson PLC	61,625	1,022,407
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	173,983	5,994,479
Entain PLC	61,664	540,399
InterContinental Hotels Group PLC	16,341	2,178,932
Whitbread PLC	18,200	634,787
		9,348,597
Household Durables - 0.1%
Barratt Redrow PLC	140,437	793,152
Berkeley Group Holdings PLC	10,612	507,730
Persimmon PLC	33,236	521,710
Taylor Wimpey PLC	368,262	545,396
		2,367,988
Specialty Retail - 0.0%
JD Sports Fashion PLC	256,988	283,971
Kingfisher PLC	184,447	560,355
		844,326
TOTAL CONSUMER DISCRETIONARY		15,093,671

Consumer Staples - 1.6%
Beverages - 0.3%
Coca-Cola Europacific Partners PLC	21,194	1,664,789
Diageo PLC	228,397	6,804,048
		8,468,837
Consumer Staples Distribution & Retail - 0.2%
J Sainsbury PLC	179,097	564,927
Marks & Spencer Group PLC	211,443	875,925
Tesco PLC	702,888	3,234,967
		4,675,819
Food Products - 0.0%
Associated British Foods PLC	34,337	809,766
Household Products - 0.2%
Reckitt Benckiser Group PLC	70,907	4,688,993
Personal Care Products - 0.5%
Unilever PLC	254,366	14,569,333
Tobacco - 0.4%
British American Tobacco PLC	204,386	8,109,213
Imperial Brands PLC	82,298	2,775,719
		10,884,932
TOTAL CONSUMER STAPLES		44,097,680

Financials - 2.0%
Banks - 1.3%
Barclays PLC	1,492,869	5,471,361
HSBC Holdings PLC	1,868,598	19,515,868
Lloyds Banking Group PLC	6,298,508	4,842,708
NatWest Group PLC	724,885	3,864,840
Standard Chartered PLC	215,740	2,901,600
		36,596,377
Capital Markets - 0.5%
3i Group PLC	99,939	4,801,406
Hargreaves Lansdown PLC	36,176	494,522
London Stock Exchange Group PLC	49,070	7,302,011
Schroders PLC	83,722	367,476
		12,965,415
Financial Services - 0.0%
M&G PLC	226,178	584,713
Wise PLC Class A (b)	68,523	946,473
		1,531,186
Insurance - 0.2%
Admiral Group PLC	26,338	882,705
Aviva PLC	276,177	1,760,100
Legal & General Group PLC	607,908	1,826,324
Phoenix Group Holdings PLC	69,985	453,396
		4,922,525
TOTAL FINANCIALS		56,015,503

Health Care - 0.8%
Health Care Equipment & Supplies - 0.0%
Smith & Nephew PLC	90,088	1,142,418
Pharmaceuticals - 0.8%
Astrazeneca PLC	159,208	22,348,924
TOTAL HEALTH CARE		23,491,342

Industrials - 1.1%
Aerospace & Defense - 0.4%
BAE Systems PLC	310,474	4,693,199
Melrose Industries PLC	132,891	1,010,379
Rolls-Royce Holdings PLC (b)	873,464	6,512,683
		12,216,261
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	259,528	1,271,051
Industrial Conglomerates - 0.1%
CK Hutchison Holdings Ltd	274,500	1,382,298
DCC PLC	10,000	694,344
Smiths Group PLC	34,853	892,806
		2,969,448
Machinery - 0.0%
Spirax Group PLC	7,492	751,971
Professional Services - 0.4%
Intertek Group PLC	16,371	1,037,248
RELX PLC	191,114	9,490,050
		10,527,298
Trading Companies & Distributors - 0.2%
Ashtead Group PLC	44,932	2,956,036
Bunzl PLC	34,549	1,477,030
		4,433,066
TOTAL INDUSTRIALS		32,169,095

Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.0%
Halma PLC	39,114	1,475,777
Software - 0.1%
Sage Group PLC/The	103,318	1,726,842
TOTAL INFORMATION TECHNOLOGY		3,202,619

Materials - 0.1%
Chemicals - 0.0%
Croda International PLC	13,747	566,227
Metals & Mining - 0.1%
Anglogold Ashanti Plc (South Africa)	51,629	1,554,593
TOTAL MATERIALS		2,120,820

Real Estate - 0.1%
Diversified REITs - 0.0%
Land Securities Group PLC	74,143	537,789
Industrial REITs - 0.1%
Segro PLC	130,638	1,162,031
TOTAL REAL ESTATE		1,699,820

Utilities - 0.4%
Electric Utilities - 0.1%
SSE PLC	113,387	2,284,242
Multi-Utilities - 0.2%
Centrica PLC	522,220	922,688
National Grid PLC	500,247	6,068,624
		6,991,312
Water Utilities - 0.1%
Severn Trent PLC	27,357	857,157
United Utilities Group PLC	70,187	886,822
		1,743,979
TOTAL UTILITIES		11,019,533

TOTAL UNITED KINGDOM		195,432,183
UNITED STATES - 6.6%
Communication Services - 0.3%
Entertainment - 0.3%
Spotify Technology SA (b)	15,742	8,635,274
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Stellantis NV (Italy)	201,814	2,713,748
Consumer Staples - 1.0%
Food Products - 0.9%
JBS S/A	80,000	485,143
Nestle SA	269,003	22,849,285
		23,334,428
Personal Care Products - 0.1%
Haleon PLC	883,096	4,116,301
TOTAL CONSUMER STAPLES		27,450,729

Energy - 1.1%
Energy Equipment & Services - 0.0%
Tenaris SA	41,046	775,736
Oil, Gas & Consumable Fuels - 1.1%
BP PLC	1,660,893	8,592,290
Shell PLC	636,880	20,911,798
		29,504,088
TOTAL ENERGY		30,279,824

Financials - 0.2%
Insurance - 0.2%
Swiss Re AG	30,995	4,744,115
Health Care - 2.8%
Biotechnology - 0.3%
CSL Ltd	49,774	8,593,125
Legend Biotech Corp ADR (b)	7,368	280,721
		8,873,846
Health Care Equipment & Supplies - 0.2%
Alcon AG	51,325	4,718,012
Life Sciences Tools & Services - 0.0%
QIAGEN NV	22,161	986,148
Pharmaceuticals - 2.3%
GSK PLC	425,626	7,414,233
Novartis AG	202,361	21,182,509
Roche Holding AG	72,221	22,704,260
Roche Holding AG	3,222	1,073,352
Sanofi SA	117,257	12,743,725
		65,118,079
TOTAL HEALTH CARE		79,696,085

Industrials - 0.8%
Commercial Services & Supplies - 0.0%
GFL Environmental Inc Subordinate Voting Shares	23,574	1,017,023
Construction & Engineering - 0.1%
Ferrovial SE	48,877	2,099,187
Electrical Equipment - 0.5%
Schneider Electric SE	56,160	14,243,568
Machinery - 0.0%
CNH Industrial NV Class A (Italy)	111	1,442
Professional Services - 0.2%
Experian PLC	94,337	4,647,010
TOTAL INDUSTRIALS		22,008,230

Information Technology - 0.1%
Software - 0.1%
CyberArk Software Ltd (b)	4,472	1,659,023
Monday.com Ltd (b)	3,856	985,053
		2,644,076
Materials - 0.2%
Construction Materials - 0.2%
Holcim AG	53,573	5,369,301
James Hardie Industries PLC depository receipt (b)	44,213	1,486,047
		6,855,348
TOTAL UNITED STATES		185,027,429
ZAMBIA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
First Quantum Minerals Ltd (b)	72,985	913,474
TOTAL COMMON STOCKS (Cost $2,454,614,155)		2,735,201,230

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
COLOMBIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Bancolombia SA	46,673	459,515
GERMANY - 0.3%
Consumer Discretionary - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	5,752	438,882
Dr Ing hc F Porsche AG (d)(e)	11,476	730,668
Porsche Automobil Holding SE	15,888	627,907
Volkswagen AG	21,124	2,153,929
		3,951,386
Consumer Staples - 0.1%
Household Products - 0.1%
Henkel AG & Co KGaA	16,621	1,452,174
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Sartorius AG	2,695	782,822
TOTAL GERMANY		6,186,382
KOREA (SOUTH) - 0.1%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Hyundai Motor Co	2,566	281,947
Hyundai Motor Co Series 2	3,737	423,880
		705,827
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Amorepacific Corp	2,030	53,538
LG H&H Co Ltd	569	50,559
		104,097
Information Technology - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co Ltd	83,339	2,438,287
Materials - 0.0%
Chemicals - 0.0%
LG Chem Ltd	714	67,739
TOTAL KOREA (SOUTH)		3,315,950
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Surgutneftegas PAO (b)(f)	352,900	0
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $13,452,578)		9,961,847

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (i) (Cost $1,494,510)	4.46	1,498,000	1,494,993

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.37	68,732,946	68,746,693
Fidelity Securities Lending Cash Central Fund (j)(k)	4.37	4,042,176	4,042,580
TOTAL MONEY MARKET FUNDS (Cost $72,789,272)			72,789,273

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $2,542,350,515)	2,819,447,343
NET OTHER ASSETS (LIABILITIES) - 0.1% (g)	2,328,296
NET ASSETS - 100.0%	2,821,775,639

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	408	Mar 2025	48,358,200	1,572,956	1,572,956
ICE MSCI Emerging Markets Index Contracts (United States)	410	Mar 2025	22,353,200	458,971	458,971
TME S&P/TSX 60 Index Contracts (Canada)	29	Mar 2025	6,155,379	187,151	187,151

TOTAL FUTURES CONTRACTS					2,219,078
The notional amount of futures purchased as a percentage of Net Assets is 2.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $67,117,763 or 2.4% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,979,417 or 2.3% of net assets.

(f)	Level 3 security
(g)	Includes $945,779 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,494,994.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	53,106,591	233,394,400	217,754,298	690,533	-	-	68,746,693	68,732,946	0.1%
Fidelity Securities Lending Cash Central Fund	11,673,884	10,540,709	18,172,013	14,282	-	-	4,042,580	4,042,176	0.0%
Total	64,780,475	243,935,109	235,926,311	704,815	-	-	72,789,273	72,775,122

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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